AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 2005

                               FILE NO. 333-101231

                               FILE NO. 811-21254

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 3

                        WOODMEN VARIABLE ANNUITY ACCOUNT

                           (Exact Name of Registrant)

        Woodmen of the World and/or Omaha Woodmen Life Insurance Society

                               (Name of Depositor)

                               1700 Farnam Street
                              Omaha, Nebraska 68102
                     (Address of Principal Executive Office)
                                 1-877-664-3332

                              Mark D. Theisen, Esq.
                                    Secretary
                               1700 Farnam Street
                              Omaha, Nebraska 68102
               (Name and Address of Agent for Service of Process)

COPY TO:
Fredrick G. Lautz, Esq.  Quarles & Brady LLP
411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4497

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b): -----

   on (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1) -----

X  on April 30, 2005 pursuant to paragraph (a)(1) -----

75 days after filing pursuant to paragraph (a)(2) -----

on (date) pursuant to paragraph (a)(2) of Rule 485. -----

If appropriate, check the following box: this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
CERTIFICATES

WOODMEN VARIABLE ANNUITY ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE

WOODMEN VARIABLE ANNUITY

PROSPECTUS

April 30, 2005

For
---
The Individual Flexible Premium Deferred Variable Annuity Certificate issued by Woodmen of the World and/or Omaha Woodmen Life Insurance Society, a fraternal benefit society.

The Variable Annuity Certificate is intended for long-term investment purposes. You bear investment risk that could include loss of principal, and investment returns are not guaranteed. The Certificate provides a free look period of at least ten (10) days (longer in some states) when you may cancel the Certificate.

The Certificate owner ("you" or "your") may allocate investments to a fixed account, an account that provides a specified rate of interest, and/or to subaccounts of the Woodmen Variable Annuity Account, each of which invests in one of the following funds:

FIDELITY/R VARIABLE INSURANCE PRODUCTS Fidelity/R VIP Contrafund/R Portfolio, Service Class Fidelity/R VIP Equity-Income Portfolio, Service Class Fidelity/R VIP Growth Portfolio, Service Class Fidelity/R VIP Growth & Income Portfolio, Service Class Fidelity/R VIP Money Market Portfolio, Service Class Fidelity/R VIP Overseas Portfolio, Service Class

SUMMIT PINNACLE SERIES
Summit S&P 500 Index Portfolio Summit S&P MidCap 400 Index Portfolio Summit Russell 2000 Small Cap Index Portfolio Summit Nasdaq-100 Index Portfolio Summit EAFE International Index Portfolio Summit Lehman Aggregate Bond Index Portfolio

PIMCO Variable Insurance Trust
Real Return Portfolio Administrative Class
Low Duration Portfolio Administrative Class

The accompanying prospectus for each of the above describes their investment objectives and risks.

WHY YOU SHOULD READ AND KEEP THIS PROSPECTUS This prospectus describes the variable account and the Certificate and contains information you should know before you purchase a Certificate. Please read this prospectus carefully and keep it for future reference. More information about Woodmen of the World and/or Omaha Woodmen Life Insurance Society, the variable account and this Certificate is available in the Statement of Additional Information (SAI) dated April 30, 2005. The SAI was filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. A copy of the SAI may also be obtained without charge by calling 1-877-664-3332 or by writing Woodmen at its home office at 1700 Farnam Street, Omaha, NE 68102. A table of contents for the SAI appears at the end of this prospectus. You should also receive prospectuses for each of the investment selections available through the Certificates. Please read them carefully and keep them for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus does not constitute an offering in any state in which such offering may not lawfully be made. You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

TABLE OF CONTENTS

1     Definitions

2     Fee & Expense Tables

3     Woodmen Variable Annuity Summary

4 Woodmen of the World and/or Omaha Woodmen Life Insurance Society and the Accounts

5     Investment Options

8     Your Certificate

8     Purchasing a Certificate

8     Free Look Period and Allocating Your Initial Premium

8     Automatic Premium Payments

9     Owner, Annuitant and/or Payee

9     Beneficiaries

9     Youth Certificates

9     Transferring Ownership

9     Certificates Issued for Certain Retirement Plans

9     Accumulation Period

10    Valuing Your Certificate

10    Variable Account Valuation

10    Fixed Account Valuation

10    Dollar Cost Averaging Plan

10    Transfers among Subaccounts and/or the Fixed Account

11    Asset Rebalancing Program

11    Telephone Transactions

11    Market Timing

11    Access to Your Money before the Annuity Starting Date

12    Systematic Withdrawals

12    Death of Owner before the Annuity Starting Date

12    Death of Annuitant before the Annuity Starting Date

12    Minimum Death Benefit

12    Distributions

13    Annuity Period

13    Annuity Starting Date

13    Settlement Option Contracts

13    Annuity Payment Options

13    Death of Owner/Payee after the Annuity Starting Date

14    Certificate Fees & Charges

14    Sales Charge

14    Certificate Fee

14    Surrender Charge

14    10% Free Withdrawal

14    Premium Tax Charge

14    Other Taxes

14    Transfer Charge

15    Fund Expenses

15    Mortality & Expense Risk Charge and Our Risks

15    Our Mortality Risk

15    Our Expense Risk

15    General Information about the Certificates

15    The Entire Contract

15    Gender Neutral Benefits

16    Voting Rights

16    State Variations

16    Surplus Refunds and Assessments

16    Our Reports to You

16    Date of Receipt

16    Payment by Check

17    Postponement of Payments and Transactions

17    Questions about Your Certificate

17    Federal Tax Matters

17    Tax Status of Woodmen of the World and/or Omaha Woodmen Life Insurance
      Society

18    Variable Account Tax Status

17    Income Taxation of Annuities in General

23    Other Information

24    Financial Statements

25    Statement of Additional Information Table of Contents

25    Order Form for Statement of Additional Information

FOR PURPOSES OF THIS PROSPECTUS, "WE," "US" OR "OUR" MEANS WOODMEN OF THE WORLD AND/OR OMAHA WOODMEN LIFE INSURANCE SOCIETY, A FRATERNAL BENEFIT SOCIETY. "YOU" AND "YOUR" REFER TO THE OWNER(S) OF THE CERTIFICATE.

----------- DEFINITIONS -----------

Account: Woodmen Variable Annuity Account, a separate investment account we established under Nebraska law. The account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This is also called the variable account.

Accumulated Value: The accumulated value at any time before the annuity starting date is equal to the sum of the variable account value and the fixed account value.

Annuitant: The person whose life determines the annuity benefits payable under the Certificate and whose death will result in payment of the death benefit. The annuitant is the benefit member of the fraternal benefit society.

Annuity Starting Date: The date on which the annuity payments are to begin. After the first Certificate anniversary, the owner may change the annuity starting date as desired. You may not defer the annuity starting date beyond the first of the month after the Certificate anniversary on or following the annuitant's 95th birthday.

Beneficiary: The person (or persons) to whom we pay the proceeds upon the death of the annuitant or owner.

Business Day: Each day the New York Stock Exchange is open for trading except:
(1) any period when the Securities and Exchange Commission determines that an emergency exists which makes it impracticable for a fund to dispose of its securities or to fairly determine the value of its net assets; or (2) such other periods as the Securities and Exchange Commission may permit for the protection of security holders of a fund. The New York Stock Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the exchange will be closed on the preceding Friday or the following Monday, respectively. Please see "Valuation Date."

Certificate: The Individual Flexible Premium Deferred Variable Annuity Certificate we offer through this prospectus, including any endorsements or additional benefit riders or agreements, and our Articles of Incorporation, Constitution and Laws that are in force on the effective date.

Certificate Anniversary: The same calendar date in each Certificate year as the effective date.

Certificate Year: The 12-month period ending on the Certificate anniversary.

The Code: The Internal Revenue Code of 1986, as amended.

Death Benefit: The amount we pay upon the death of the annuitant.

Due Proof of Death: Satisfactory documentation provided to us establishing proof of death. This documentation may include a certified copy of the death certificate; a certified copy of a court decree reciting a finding of death; or any other proof satisfactory to us.

Effective Date: The date designated in your Certificate that benefits begin.

Fixed Account: Amounts allocated to the fixed account under the Certificate are part of our general account, which support annuity and insurance obligations. Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account under the Securities Act of 1933 nor have we registered the fixed account as an investment company under the 1940 Act. The SEC has not reviewed the disclosure relating to the fixed account. However, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.

Funds: The mutual funds or other vehicles selected as investment options. A specific fund corresponds to each subaccount of the variable account.

Home Office: Woodmen of the World and/or Omaha Woodmen Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102.

Nonqualified Certificate: A Certificate that is not funding a tax-favored retirement plan and is therefore not a qualified Certificate.

Owner: Person or persons entitled to the Certificate's rights and privileges.

Qualified Certificate: A Certificate we issue in connection with plans that qualify for special federal income tax treatment such as plans under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code. These plans already provide tax deferral so you should consider purchasing a Certificate based on its other features and benefits.

Subaccount: A subdivision of the variable account. Each subaccount invests exclusively in the shares of funds that we select for Certificates generally. You then select those subaccounts that you feel are appropriate for your goals and risk tolerance.

Subaccount Unit: A unit used in valuing a subaccount.

Surrender: Termination of the Certificate upon payment of the surrender value.

Surrender Value: The accumulated value, less applicable surrender and certificate fees, you would receive if you surrender a Certificate after your free look has expired or that is paid on the death of an owner who is not the annuitant, or after electing certain settlement options.

Valuation Date: Any day that both the New York Stock Exchange and Woodmen of the World and/or Omaha Woodmen Life Insurance Society are open for business.

Valuation Period: The period of time from the end of one valuation date to the end of the next valuation date.

Variable Account: Woodmen Variable Annuity Account, a separate investment account we established under Nebraska law. The variable account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940.

Withdrawal: Any receipt of less than the surrender value of a Certificate.

-------------------- FEE & EXPENSE TABLES --------------------

The following fee and expense tables describe all of the fees and expenses that you may incur as a Certificate owner. These tables are intended to help you in understanding the various costs and expenses under the Certificate. Currently none of the Certificates we sell are subject to state premium taxes. No sales charge (load) is paid upon the purchase of the Certificate. However, we may impose a charge if any portion (over 10% of the accumulated value existing at the time you made the first withdrawal in any one Certificate year) of a premium is withdrawn or surrendered before it has been invested for up to seven (7) years. The tables reflect all expenses for both the variable account and the underlying funds. For a complete discussion of Certificate costs and expenses see "Certificate Fees & Charges" on page --. For more information regarding the expenses of the funds, see the applicable fund prospectus.

--------------------------------------------------------------------------------
DEFERRED SALES CHARGE (SURRENDER CHARGE)

(As a percentage of the excess amount withdrawn or surrendered, see "Certificate Fees & Charges" on page )

--------------------------------------------------------------------------------
                                        Annuitant Issue Age
                        -------------------------------------------------
  Premium
   Year                   0-60*               61-75               76-85
-------------------------------------------------------------------------
     1                     7%                  6%                  5%
-------------------------------------------------------------------------
     2                     6%                  5%                  4%
-------------------------------------------------------------------------
     3                     5%                  4%                  3%
-------------------------------------------------------------------------
     4                     4%                  3%                  2%
-------------------------------------------------------------------------

     5                     3%                  2%                  1%
-------------------------------------------------------------------------
     6                     2%                  1%                  None
-------------------------------------------------------------------------
     7                     1%                  None                None
-------------------------------------------------------------------------
     8 or more             None                None                None
-------------------------------------------------------------------------

*Applies to all ages in Connecticut.
--------------------------------------------------------------------------------

In each Certificate year, you may make, without incurring a surrender charge, withdrawals of up to 10% of the accumulated value existing at the time you make the first withdrawal in that Certificate year.

WOODMEN VARIABLE ANNUITY EXPENSES

Sales Charge on Premiums....................................................None

--------------------------------------------------------------------------------
Transfer Fee..........................................$25 on transfers exceeding twelve (12) in any
                                                      Certificate year
--------------------------------------------------------------------------------

Annual Certificate Fees.........................................Current Fee: $30
(applies to Certificates with a variable                        Maximum Fee: $45
account value of less than $50,000)

Variable Account Annual Expenses Mortality & Expense Risk
Charges...........................1.25% (maximum 1.40%) (as a percentage of average variable account value)

Administrative Charge.......................................................None
      --------------------------------------------------------------------------
      Total Variable Account
      Annual Expenses......................................1.25% (maximum 1.40%)

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract, without considering any voluntary reimbursements. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

TOTAL ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION AND/OR SERVICE (12B-1) FEES, AND OTHER EXPENSES)

Minimum..................................................................0.38%

Maximum..................................................................2.46%*

* With current fund expense reimbursements the maximum total operating expenses would be 1.25%.

--------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Certificate owner transaction expenses, certificate fees, separate account annual expenses, and fund fees and expenses. The example assumes that you invest $10,000 in the Certificate for the time periods indicated and that the maximum certificate fee of $45 is assessed and with the maximum 1.40% mortality and expense risk also assessed. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Certificate at the end of the applicable time period:

     1 year         3 years         5 years           10 years
     ---------------------------------------------------------
     $1,059         $1,746          $2,443            $4,408

(2) If you annuitize your Certificate (option 1 or 2) at the end of the applicable time period:

      1 year         3 years         5 years           10 years
      ---------------------------------------------------------
      $1,059         $1,252          $2,129            $4,363

(3) If you do not surrender your Certificate:

      1 year         3 years         5 years           10 years
      ---------------------------------------------------------
      $385           $1,252          $2,129            $4,363

Please do not consider the examples a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and is not a representation of past or future annual returns, which may be greater or less than this assumed rate.

---------------------- WOODMEN VARIABLE ANNUITY SUMMARY ------------------------

THE CERTIFICATE

This Certificate is an individual flexible premium deferred variable annuity issued by Woodmen of the World and/or Omaha Woodmen Life Insurance Society, a Nebraska non-profit fraternal benefit society located at 1700 Farnam Street, Omaha, NE 68102.

You may purchase a Certificate for as little as $2,000 (or $1,000 for a Qualified Certificate). You may make additional scheduled purchases for as little as $50. If you are eligible, you may open a TSA (tax-sheltered annuity under section 403(b) of the Code) or certain other retirement accounts without an initial payment or minimum amount.

A Certificate may not yet be available for purchase in all states.

FEES AND EXPENSES

If your Certificate's variable account value as of a Certificate anniversary is less than $50,000, there is currently an annual certificate fee of $30 to reimburse us for general administrative expenses. This fee can not exceed $45 and is assessed on the Certificate anniversary or upon surrender. We also may impose a surrender charge (deferred sales load) of anywhere from 7% to 1% for withdrawals from your Certificate if you withdraw a premium payment before it has been invested seven (7) years. The surrender charge is based upon the lower of either premiums paid or fair market value. However, you may make free withdrawals of up to 10% of the accumulated value of your Certificate during a Certificate year (at time of first withdrawal) without incurring this surrender charge. We may also waive surrender charges in certain circumstances. Under certain circumstances we may charge a fee for transfers among subaccounts.

If you invest in a variable subaccount, you will incur a mortality and expense risk charge currently computed at an aggregate annualized rate of 1.25% on the average daily net asset value of the variable account and guaranteed not to exceed 1.40%. In addition, a daily charge based on a percentage of each fund's average daily net asset value is payable by each fund to its investment adviser. These charges do not apply to the fixed account.

FREE LOOK PERIOD

Your Certificate provides for a free look period of at least ten (10) days after you receive it. You may cancel your Certificate within your free look period starting on the day you receive it.

WITHDRAWALS AND SURRENDERS

You may take a withdrawal from or surrender the Certificate before the annuity starting date and while the annuitant is alive. Such distributions may be subject to certain surrender charges as described in this prospectus. Some qualified plans restrict the availability of the Certificate's value to the plan participant. If you take a withdrawal from or surrender the Certificate before attaining age 59-1/2, you may be subject to a 10% premature distribution penalty in addition to any state and federal income taxes you may owe.

TRANSFERS

You may transfer all or a part of your Certificate's value among the subaccounts. You may make twelve (12) free transfers between one or more subaccounts in each certificate year. Following the 12th transfer, each transfer will result in a $25 charge. We will not transfer any amount less than $50 into any single subaccount. You may make one transfer, limited to the greater of $500 or 25% of the fixed account value, from the fixed account into subaccounts each certificate year.

FEDERAL TAX MATTERS

Generally, there should be no federal income tax payable on increases in accumulated value until there is a distribution. Distributions and annuity payments may be taxable as ordinary income. The taxable portion of most distributions will be subject to withholding unless the payee elects otherwise. There may be tax penalties if you take a distribution before reaching age 59-1/2. Current tax laws may change at any time.

Death proceeds are taxable and generally are included in the income of the recipient as follows:

* If received under a payment option, they are taxed in the same manner as annuity payments.

* If distributed in a lump sum, they are taxed in the same manner as a full surrender.

(For more information see "Federal Tax Matters" on page --.)

INFORMATION ON REPLACEMENTS AND QUALIFIED CERTIFICATES

It may not be in your interest to replace your existing annuity, life insurance or mutual fund with the Certificate. You should replace an existing contract only when you determine that the Certificate is better for you. You may have to pay a surrender charge on your existing contract, and the Certificate described in this prospectus will impose a new surrender charge period. If you do consider replacing an existing contract, you should compare the benefits and cost of supplementing your existing contract with the benefits and cost of purchasing a new Certificate. You should talk to your professional adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Certificate described in this prospectus, you may have to pay a tax, including possibly a penalty tax, on the surrender.

Even though you may fund some of the types of retirement plans with the Certificate, including Individual Retirement Annuity (IRA), SEP-IRA, SIMPLE IRA, Roth IRA and pension or profit sharing plans, these plans also provide tax deferral. You should carefully consider the costs and benefits of the Certificates (including settlement options) before purchasing the Certificate, since the retirement plan arrangement itself provides for tax-deferred growth.

-------------------- WOODMEN OF THE WORLD --------------------

Our organization's legal name is Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society and our home office is located at 1700 Farnam Street, Omaha, NE 68102. We were incorporated in Nebraska in 1890 as a fraternal benefit society and currently have more than 800,000 members in over 2,400 adult and youth lodges. In addition to providing fraternal benefits to our members we offer individual life insurance and annuity Certificates in all 50 states and the District of Columbia. On August 1, 2001, we established the Woodmen Variable Annuity Account pursuant to the laws of the State of Nebraska. This account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the account, us or the funds.

We legally own the account's assets but we cannot charge the account with debts or liabilities arising out of any other business we may conduct. The account's assets are available to cover our general debts and liabilities only when the account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our general account. All obligations arising under the Certificates are our general corporate obligations.

------------------ INVESTMENT OPTIONS ------------------

In addition to the fixed account, we currently have fourteen (14) subaccounts available, each of which invests exclusively in shares of a single corresponding fund. Each of the funds was formed for use in insurance company separate accounts. Each fund has its own investment objectives, risks and expenses that determine their respective income and losses. The investment objectives and policies of certain funds may be similar to the investment objectives and policies of other mutual fund portfolios that share a similar name, investment adviser, investment sub-adviser or manager. The investment results of the fund, however, may be higher, lower and/or unrelated to those mutual funds with some shared characteristics.

We have summarized the investment objectives and policies of each fund. There is no assurance that any fund meets its objectives. You should also read the current prospectus for each fund, which must precede or accompany this prospectus, for more detailed information, including a description of risks and expenses for each fund.

FIDELITY VARIABLE INSURANCE PRODUCTS

Fidelity Management & Research Company serves as the investment adviser to these funds.

Fund                            Investment Objective & Principal Investments
--------------------------------------------------------------------------------
VIP Contrafund/R Portfolio Service Class This portfolio seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks and securities convertible into common stocks, but it has the flexibility to invest in other types of securities. The portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

VIP Equity-Income Portfolio Service Class This portfolio seeks income; capital appreciation is also a consideration. The portfolio normally invests in income producing common and preferred stocks. These equities may be of various quality though the portfolio does not intend to invest in companies without proven earnings and/or credit histories. It may also invest in debt securities.

VIP Growth Portfolio Service Class This portfolio seeks capital appreciation. The portfolio invests primarily in common stocks, however, it is not restricted to any one type of security and may pursue capital appreciation through the purchase of bonds and preferred stocks. The portfolio does not place any emphasis on dividend income from its investments, except when the adviser believes this income will have a favorable influence on the market value of the security. Growth may be measured by factors such as earnings or gross sales.

VIP Growth & Income Portfolio Service Class This portfolio seeks high total return through portfolio combination of current income and capital appreciation. The portfolio expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

VIP Money Market Portfolio Service Class This portfolio seeks maximum current income consistent with liquidity and stability of principal. The portfolio consists of high-quality, short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL

DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

VIP Overseas Portfolio Service Class This portfolio seeks long-term growth of capital. Normally, at least 80% of the portfolio's total assets will be invested in foreign securities. The portfolio may also invest in U.S. issuers. The portfolio defines foreign securities as securities of issuers whose principal activities are located outside the United States.

SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC.

Summit Investment Partners, Inc. serves as the investment adviser to these funds.

Fund                            Investment Objective & Principal Investments
--------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio This portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. The portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500 Index.

Summit S&P MidCap 400 Index Portfolio This portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index.

Summit Russell 2000 Small Cap Index Portfolio This portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index.

Summit Nasdaq-100 Index Portfolio This portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index.

Summit EAFE International Index Portfolio This portfolio seeks investment results that correspond to the investment performance of foreign stocks, as represented by the Morgan Stanley EAFE Index. The portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the EAFE International Index.

Summit Lehman Aggregate Bond Index Portfolio This portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Aggregate Bond Index. The portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Lehman Aggregate Bond Index.

Pacific Investment Management Company LLC (PIMCO) serves as investment adviser to these funds.

PIMCO Variable Insurance Trust

PIMCO Real Return Administrative Class This portfolio seeks return in excess of inflation consistent with preservation of capital by ordinarily investing at least 80% of its net assets in inflation protected bonds of the United States and foreign entities.

PIMCO Low Duration Administrative Class This portfolio seeks total return consistent with preservation of capital by ordinarily investing primarily in a diversified portfolio of fixed income securities and is categorized as a short-term bond fund.

The funds currently sell shares:

(a) to the variable account as well as to separate accounts of insurance companies that are not affiliated with us; and

(b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts.

We currently do not foresee any disadvantages to you arising from the sale of shares to variable products not affiliated with us. However, we will always try to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a fund's response to any of those events or conflicts insufficiently protects you, we will take action on our own.

We may receive compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the funds based upon an annual percentage of the average assets we hold in the investment options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the funds and/or affiliate(s) and may be significant. In addition, Woodmen Financial Services, Inc., the principal underwriter of the Certificates, may receive 12b-1 fees deducted from certain portfolio assets attributable to the Certificate for providing distribution and shareholder support services to some investment options.

Each fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.

Certain voting rights are attributable to the funds underlying the variable account portion of the Certificates. No voting rights pertain to the fixed account interest. As required by law, we will vote the fund shares held in a subaccount. We will vote according to the instructions of Certificate owners who have interests in any subaccount involved in the matter being voted upon. For more information see Voting Rights (page 16)

DISCLAIMER

The S&P 500 Index is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's/R," "S&P/R," "S&P 500/R," "Standard & Poor's 500," "500," "S&P MidCap 400
Index" and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index, which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the

Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use or any data included therein.

The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE Index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the account or that the account may purchase. We reserve the right to eliminate the shares of any investment option and to substitute any shares of another investment option. We also may substitute shares of funds with fees and expenses that are different from the funds. We will not substitute any shares attributable to your interest without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the variable account, each of which would invest in a new investment option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new investment option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to you on a basis we determine. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other Certificates to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current subaccounts that are being substituted for or deleted, you may surrender the portion of your accumulated value funded by such subaccount without paying the associated surrender charge. You may also transfer the portion of the accumulated value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights with regard to the subaccounts under the Certificates, we may:

-     operate the account as a management investment company under the 1940 Act;

- deregister the account under that Act in the event such registration is no longer required; or

-     combine the account with other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate these voting rights under your Certificate.

---------------- YOUR CERTIFICATE ----------------

PURCHASING A CERTIFICATE

Your Certificate is an individual flexible premium deferred variable annuity. It provides you with a way to save for retirement or some other long-term goal on a tax-deferred basis. We offer the Certificate to members and people who are eligible for membership. You may apply for a Certificate by completing and submitting an application available through your securities licensed Woodmen representative. We do not issue joint Certificates (joint annuitants) or group Certificates. However, we may issue a Certificate with a single annuitant that is jointly owned.

We may issue your Certificate as a nonqualified annuity. We may also issue your annuity as a qualified annuity that funds a retirement plan such as an Individual Retirement Annuity (IRA); a Roth Individual Retirement Annuity (Roth
IRA); a Tax-Sheltered Annuity (TSA); or an annuity for a Simplified Employee Pension Plan (SEP-IRA). Retirement plans such as these already provide you with most, if not all, of the tax-deferral benefits provided by an annuity.

You must give us or arrange to have sent to us a single premium payment of at least $2,000 (or $1,000 for a qualified annuity) along with your application. The minimum amount we will accept for subsequent premiums is $250 or $50 with a monthly automatic premium payment (see "Automatic Premium Payments" below). Initial premium payments over $1,000,000 require our prior approval, as do subsequent annual premium payments over $50,000. Your initial premium will be credited in the manner described in the next paragraph. There are certain circumstances in which you would not have to provide an initial premium to establish your Certificate. These circumstances include, but are not limited to, establishing your Certificate through a TSA or an employer-sponsored retirement plan.

FREE LOOK AND ALLOCATING YOUR INITIAL PREMIUM

Your Certificate provides a "free look" of at least ten (10) days after you receive your Certificate and it is longer in some states. If you do decide to cancel your Certificate, you must deliver or mail the Certificate along with a written request to us at the home office or return it to the Registered Representative who delivered it to you. Upon cancellation, the Certificate will be void as of the effective date and you will receive your Certificate's accumulated value (or your premiums, if greater) as of when we receive your cancellation. You will generally receive your money within seven (7) days after we receive your request for cancellation. However, if your Certificate is an IRA and you decide to cancel it within seven (7) days from the receipt of your IRA disclosure, but after your free look has expired, we may refund your premium less any payments made.

Because you have a "free look" we reserve the right to allocate all your premiums to the Money Market Subaccount for fifteen (15) days to allow for delivery of your Certificate. After this period, we will allocate the accumulated value of your Certificate to the subaccount(s) and/or fixed account according to your original instructions.

AUTOMATIC PREMIUM PAYMENTS

You may make regularly scheduled premiums through an automatic deduction from your savings or checking account to the subaccount(s) or fixed account you select. You may set it up at the time of your application or later by contacting us at the home office. When you set this up, you may select the date you want us to withdraw a premium from your account. If the date you select falls on a date that is not a valuation date, such as a weekend or holiday, we will initiate the request on the next business day. We allocate the premium when we receive it. You must give us at least five (5) days notice to stop or change your allocation for future premiums. Your notice should be sent to our home office.

OWNER, ANNUITANT AND/OR PAYEE

If you own the Certificate you can name beneficiaries, assign the Certificate, transfer allocations between subaccounts and the fixed account, and designate who receives any annuity payments or distributions under the Certificate. The annuitant is the person whose life determines the annuity benefits payable under the Certificate and whose death results in payment of the death benefit. The annuitant must be a natural person and is the benefit member of the fraternal benefit society. The beneficiary receives the death benefit, if any, that is paid when the annuitant dies. The payee is any party that the owner selects to receive distributions. The payee will generally receive these distributions during the annuity period. We reserve the right to approve any payee that is an entity rather than a person. Laws regulating qualified annuities may limit an owner's ability to designate annuitants, beneficiaries and payees.

BENEFICIARIES

You may name one or more beneficiaries to receive the death proceeds payable under the Certificate. You may change beneficiaries by sending a request to the home office. We may provide a special form to make this request. We must approve any change in beneficiary. Any such change is effective on the date you designate on your written request or the date we receive your request at the home office. A change in beneficiary is only effective if the request was mailed or delivered to us while the annuitant is alive. We are not liable for any payments made or actions taken by us before we receive and approve changes in beneficiary designations. State property laws may affect your ability to select a beneficiary other than a spouse.

YOUTH CERTIFICATES

We provide Certificates that allow an adult applicant, when applying for a Certificate in the name of a youth member to have the option to designate the owner as ownership either in the applicant or in the youth member. If the youth member is the owner of the Certificate, the applicant shall retain control over the Certificate until the youth member reaches the age of majority. The applicant controller can exercise all rights in the Certificate, except for the right of assignment, on behalf of the youth member until the youth member reaches the age of majority. If the applicant controller dies before the youth member reaches the age of majority, we will recognize that person who has the duty to support the youth member and/or who in fact does support the youth member, as the person who is entitled to exercise the rights that the applicant controller could have exercised.

TRANSFERRING OWNERSHIP

You may absolutely assign your Certificate by sending an assignment request to our home office before the annuity starting date. You may not be able to assign a Certificate you control for another or a Certificate issued in connection with retirement plans. We must receive and approve any assignment request before it is effective. We are not liable for any payment we make or action we take before we receive and approve an assignment. We are not responsible for the validity or tax consequences of any transfer of ownership.

Before you consider assigning, selling, pledging or transferring your Certificate, you should consider the tax implications. Generally speaking, assignments are taxable as a complete distribution (surrender) from a deferred annuity contract. The interest of any beneficiary will be subject to any collateral assignment. Any indebtedness and interest charged against your Certificate, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary or collateral assignee under the Certificate.

CERTIFICATES ISSUED FOR CERTAIN RETIREMENT PLANS

If your Certificate is used in a qualified plan and the owner is the plan administrator or trustee, the plan administrator may transfer ownership to the annuitant if the qualified plan permits. Otherwise, a Certificate used in a qualified plan may not be sold, assigned, discounted or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose, to any person other than as may be permitted by laws applicable to such plans.

------------------- ACCUMULATION PERIOD -------------------

The period during which you invest premiums in the variable and/or fixed account under the Certificate is the accumulation period. During this time the Certificate may increase or decrease in value depending on the performance of the variable account and how much additional premium you invest. For most owners any increase in the Certificate's value remains tax-deferred until a distribution is made. Any distributions you take from the Certificate during the accumulation period are taxable to the extent there is gain in the Certificate. Accumulation period distributions are taxed differently than annuity payments. For annuity payments (periodic payments from a settlement contract), any cost basis in the Certificate is prorated over the length of the annuity payment option. Therefore, each annuity payment will consist partially of cost basis (if there is any) and partially of taxable gain (if there is any).

VALUING YOUR CERTIFICATE

We determine the accumulated value of your Certificate on each valuation date (each day that both the New York Stock Exchange and we are open for business). We credit premium payments to your Certificate based on the accumulated value next determined after receipt of a premium. Your Certificate's value during the accumulation period is the total of your values in the variable account and the fixed account.

VARIABLE ACCOUNT VALUATION

Your variable account value is the total value of your subaccounts. When we established each subaccount, we set the subaccount unit value at $10 ($1 for the money market subaccount). The subaccount unit value of a subaccount increases or decreases from one valuation period to the next depending on the investment experience of the underlying fund as well as the daily deduction of charges. We calculate the value of each subaccount by multiplying the number of subaccount units attributable to that subaccount by the subaccount unit value for the subaccount. Any amounts allocated to a subaccount will be converted into subaccount units of the subaccount. We credit subaccount units to your subaccount when you allocate your premiums or transfer amounts to that particular subaccount. The number of subaccount units we credit is determined by dividing the premium or other amount credited to the subaccount by the subaccount unit value for that valuation date. We reduce your subaccount units in a subaccount when you withdraw or transfer from that subaccount and by any certificate fee charged to your Certificate. The investment experience of the fund underlying each subaccount will cause the subaccount unit value to increase or decrease. In addition, we assess a mortality and expense risk charge, which effectively reduces the value of the subaccount. We make no guarantee as to the value in any subaccount. You bear all the investment risk on the performance of the fund underlying the corresponding subaccounts you choose. Because of all of the factors affecting a subaccount's performance, its value cannot be predetermined.

FIXED ACCOUNT VALUATION

You may choose to deposit some or none of your money in the fixed account portion of the Certificate. This fixed account is our general account. We declare the effective annual interest rate that applies to the fixed account each month and this rate shall be at least 3% per year. This effective rate applies to amounts in the fixed account including new premiums or amounts newly transferred from a subaccount (new money) for the certificate year. After that period expires, a new rate will be declared for all deposits and will be effective for another certificate year. The rate of interest in effect at any time for a Certificate may differ from the rate or rates in effect for other Certificates with different certificate anniversaries. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the fixed account value may not exceed 3% for any 12-month period.

DOLLAR COST AVERAGING PLAN

You may make regular transfers from your money market subaccount to other subaccounts by establishing a dollar cost averaging plan. You may use dollar cost averaging until the amount in your money market subaccount is completely transferred or the amount remaining is less than your authorized preset amount. You may terminate or change your plan at any time by request that is effective five (5) days after we receive it at the home office. If you wish to make a substantial deposit in your Certificate, dollar cost averaging allows you to spread your investment in the markets over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by obtaining an appropriate form and full information concerning the plan and its restrictions, from your Woodmen Registered Representative or from our home office.

Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the unit prices are high.

TRANSFERS AMONG SUBACCOUNTS AND/OR THE FIXED ACCOUNT

You may transfer your Certificate's value among the subaccounts and the fixed account subject to a few restrictions outlined in this prospectus. Such transfers must take place during the accumulation period. We will process your requests for transfers that we receive at our home office, in good order, before the close of business on that valuation date, usually 3:00 p.m. central time. We will process requests we receive after that time as of the close of business on the following valuation date.

We process a transfer by redeeming subaccount units from the subaccount(s) you specify and reinvesting the proceeds in subaccount units of the other subaccounts and/or the fixed account as you specify. We impose the following restrictions on transfers. You must transfer out at least $100 or, if less, the total value of the subaccount or fixed account from which you are making the transfer. You must transfer in a minimum amount of $50 (or total value if less) to any subaccount or to the fixed account.

You may make twelve (12) free transfers from one or more subaccounts in each certificate year. After that, we will charge you $25 for each subsequent transfer and deduct it from the amount of transfer. Transfers through the asset rebalancing program or dollar cost averaging plan do not count towards your twelve (12) free transfers.

You may make only one (1) transfer from the fixed account in each certificate year. The transfer may not exceed the greater of $500 or 25% of the total value of the fixed account at the time of transfer. Transfers from the fixed account are not subject to a transfer charge and do not count toward your twelve free transfers. If you want to transfer from the fixed account, we redeem the value you wish to transfer from the fixed account and reinvest that value in subaccount units of the subaccount or subaccounts you have selected.

We did not design the Certificate in general or this transfer privilege in particular to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the funds and increase transaction costs, we may adopt procedures to limit excessive transfer activity. For example, we may impose conditions and limits on, or refuse to accept, transfer requests that we receive from third parties. Third parties include investment advisers or registered representatives acting under power(s) of attorney from one or more certificate owners. In addition, the funds may restrict or refuse transactions as a result of certain market timing activities. You should read the funds' prospectuses for more details.

ASSET REBALANCING PROGRAM

You may choose to automatically rebalance your Certificate value periodically under the asset rebalancing program. You can elect to participate in the program at the time of application or at a later time. Asset rebalancing may be set up annually, semi-annually or quarterly to begin on the 5th day of the month you select (or the next valuation date if the 5th is not a valuation date). Before you begin the program, you should determine your investment goals and risk tolerance.

To elect to participate in the program, you must send us a written request at our home office. Any request will override any previous rebalancing allocations you may have chosen. Rebalancing continues until you stop or change it, which is done in writing (unless a valid telephone election exists for the account) and must be received at the home office at least five (5) days before it becomes effective. The fixed account is excluded from this program. We reserve the right to change this program at any time. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses.

TELEPHONE TRANSACTIONS

You may make certain transactions pursuant to your telephone instructions (telephone request) at such time we receive your signed telephone transaction authorization. We may add or limit the types of transactions from time to time. However, we are not able to accept telephone requests for surrenders or transfers among subaccounts from you if we are restricted from doing so by state or federal laws. We will take reasonable steps to confirm that telephone instructions are genuine including, among other things: requiring identifying information, recording conversations and providing written confirmations of transactions. We will not be responsible for the authenticity of instructions received by telephone. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to observe reasonable procedures.

If several people want to make telephone requests at or about the same time, or if our recording equipment malfunctions, we may not be able to allow any telephone requests at that time. If this happens, you must try again later or submit a written request to our home office. If there is a malfunction with the telephone recording system or the quality of the recording itself is poor, we will not process the transaction.

We reserve the right to suspend or limit telephone transactions. Every telephone transaction will be reviewed by a principal of the distributor who will also review the account history and any other available relevant information prior to approving such transaction and submitting it to Woodmen. If the principal has reason to believe that any such transaction constitutes an attempt to "market time" to the detriment of other Certificate holders, such proposed transaction may be refused.

The phone number for telephone transactions is 1-877-664-3332.

MARKET TIMING

The Certificate is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a subaccount or its underlying fund. These could result in a fund holding large cash positions or to frequently buy or sell portfolio securities. Such transfers may affect the value of the fund's shares, interfere with the efficient management of its portfolio, and increase its brokerage and administrative costs. While the particular design of the Woodmen Variable Annuity, in particular its surrender charges, make it a relatively inefficient vehicle for achieving short-term trading profits, nevertheless the possibility may exist.

In order to protect our Certificate holders from potentially harmful activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading. We consider certain factors in order to identify potentially harmful activity, including the following:

the number of transfers made over a period of time;
the length of time between transfers;
whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, the dollar amount(s) requested for transfers; and whether the transfers are part of a group of transfers made by a third party on behalf of several individual Certificate holders.

Our policies may vary due to differences in operational systems and the size and nature of the underlying funds. Subject to the terms of the Certificate, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt your rights or interests. In addition, some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests if, in the judgment of the investment adviser or other responsible party, it would be unable to invest effectively in accordance with the particular fund's investment objective or policies, or the fund would otherwise potentially be adversely affected. If such a transfer request is refused, we may not be able to effect certain allocations or transfers that a Certificate owner has requested. Our ability to detect and deter such harmful conduct may be limited by operational or technological limitations.

In addition, the terms of some Certificates, historical practices or actions, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions. This may result in a dilution in the value of your investment. There may also be increased brokerage and administrative costs that may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that there will not be harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants. Please refer to the prospectuses of the underlying funds for a discussion of each fund's policies and procedures with respect to deterring short term trading and market timing.

We do not currently offer Internet transaction capability to Certificate owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

ACCESS TO YOUR MONEY BEFORE YOUR ANNUITY STARTING DATE

You may make a withdrawal from or surrender your accumulated value during the accumulation period if the annuitant is alive and the remaining value of the Certificate is at least $1,000. To make a withdrawal, you first must make a request to our home office. If we permit it in the future, a telephone request for a withdrawal or surrender, may require us to withhold for federal income taxes. Currently, to surrender your Certificate and receive your surrender value, you must submit a signed form to our home office. The surrender will not be processed until we receive your surrender request at our home office. You may obtain a form by contacting your Woodmen Registered Representative or by calling us at 1-877-664-3332. We generally must receive a withdrawal or surrender request by 3:00 p.m. central time on a valuation date in order to process it on the same day.

We will normally pay you the requested amount within seven (7) days of receiving your request. You will receive the accumulated value less any applicable surrender charge and any applicable certificate fee. In certain cases, such as when physical disasters may curtail markets, we may postpone payment of your surrender beyond the seven (7) days, and then only when permitted by law or regulation. You may select the subaccount(s) or fixed account as the source(s) for your withdrawal. However, we must agree to any selection. If you request a withdrawal and do not specify its source (the specific subaccount(s) or fixed account) then we will take the withdrawal on a pro rata basis from each subaccount and fixed account. You may not withdraw less than $250 at one time.

There are legal restrictions on withdrawals from 403(b) Certificates (also known as Tax Sheltered Annuities). Certificates issued in connection with qualified plans under section 401 of the Code may also restrict certain distributions. See your plan document for more information.

You should consult your tax adviser regarding the tax consequences of any withdrawal or surrender. A surrender may result in adverse tax consequences, including the imposition of a 10% federal income tax penalty if made before you attain age 59-1/2.

SYSTEMATIC WITHDRAWALS

You may make systematic withdrawals from your Certificate. These are a series of periodic payments from your Certificate based on the payment method you select. You are taxed on each distribution to the extent there is taxable gain in the Certificate. This type of withdrawal is not considered annuitization nor are the payments considered annuity payments. You may only establish this payout option during the accumulation period. Payments made to you under this option may be subject to surrender charges. You should consult a tax adviser about the tax consequences of making these systematic withdrawals.

DEATH OF AN OWNER (NOT THE ANNUITANT) BEFORE THE ANNUITY STARTING DATE

We will pay the surrender value to the beneficiary if you die while the annuitant is alive.

DEATH OF AN ANNUITANT BEFORE THE ANNUITY STARTING DATE

We will pay the death proceeds to the beneficiary when the annuitant dies. The death benefit equals the greater of:

(a) the accumulated value; or

(b) the minimum death benefit amount.

We calculate the death proceeds as of the end of the day, if it is a valuation date and we receive such proof prior to the closing of the NYSE, or if received after such closing then as of the end of the next valuation date, unless a state requires otherwise. A beneficiary may elect to receive the death proceeds as a lump sum in order to satisfy the distribution requirements. Other options for death proceeds may be available. (See "Annuity Payment Options" on page 13) If the beneficiary requests payment of the death proceeds in a lump sum, we will generally pay it within seven (7) days after we receive due proof of death. If you do not select an option within sixty (60) days of the day we receive due proof of death, we may pay out a lump sum. Death proceeds are equal to or greater than the minimum value required by law.

MINIMUM DEATH BENEFIT

The minimum death benefit amount is equal to the sum of premiums paid reduced proportionately by any withdrawals, accumulated at an effective annual interest rate of 4%. After the annuitant's attained age 80, the minimum death benefit amount will no longer be accumulated with interest. The minimum death benefit amount is limited to a maximum of 200% of the total premiums paid reduced proportionately by any withdrawals. A withdrawal will reduce the minimum death benefit amount in the same proportion that the accumulated value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the minimum death benefit amount immediately prior to the withdrawal by the ratio of the withdrawal to the accumulated value immediately prior to the withdrawal. The minimum death benefit value is a guaranteed amount in death proceeds, regardless of the current investment performance of your Certificate.

DISTRIBUTIONS

If any owner, including any owner who is also the annuitant, dies prior to the annuity starting date, the Certificate will continue and the entire certificate benefit must be distributed within five (5) years after the death of the owner, except if any portion of the certificate benefit is payable to a designated beneficiary, within the meaning of section 72(s) (4) of the Internal Revenue Code of 1986, as amended, such portion may be distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary. Such distributions must begin not later than one (1) year after the date of the owner's death.

If the sole beneficiary is the deceased owner's spouse, the surviving spouse may elect to continue this Certificate as his or her own. If the spouse does so choose, upon his or her subsequent death the entire certificate benefit must be distributed as otherwise required by law and the Certificate.

-------------- ANNUITY PERIOD --------------

The period when you begin to receive payments based on the amounts you accumulated under your Certificate is the annuity period. This period begins on the annuity starting date. At this time we offer payment options only on a fixed basis, but we may later offer additional payment options.

ANNUITY STARTING DATE

The date set to start your annuity payments when you apply for your Certificate is the annuity starting date. After your first certificate anniversary you may change this date as you desire but you cannot set a date beyond the first of the month after the certificate anniversary on or following the annuitant's 95th birthday. If your Certificate is a qualified Certificate you may be required to take minimum distributions no matter what annuity starting date you select. Some states may also place limitations on extending an annuity starting date. Your annuity payments will begin on your annuity starting date unless you previously surrendered your Certificate or if we have paid out all of the death proceeds to your beneficiary. In those cases no annuity payments will be paid.

SETTLEMENT OPTION CONTRACTS

If you select an annuity payment option, we will transfer your surrender value on your annuity starting date to our fixed account, and we will issue you a settlement option contract. Your annuity proceeds will not vary with the performance of the variable account. We will pay the annuity proceeds to the payee that you designated. You may not change to a different annuity payment option once your initial selection has been established. Generally, you or your beneficiary will be the payee. The settlement option contract will pay an amount each payment period as selected by you or the beneficiary. The payment periods available are one (1), three (3), six (6) and twelve (12) months.

ANNUITY PAYMENT OPTIONS

The following annuity payment options are generally available to you under the
Certificate:

OPTION 1: SINGLE LIFE ANNUITY An amount will be paid each payment period for a fixed period of years and after that for so long as the payee lives. The fixed period may be between 0 and 20 years. On the death of the payee during the fixed period, payments will continue to the beneficiary of the settlement option contract for the balance of the fixed period.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY An amount will be paid each payment period for so long as two (2) joint payees are alive. On the death of either payee, the survivor will receive a percentage of the payment for so long as the survivor lives. The percentage of the payment to the survivor may be between 25% and 100%.

OPTION 3: FIXED PERIOD An amount will be paid each payment period for a fixed period of up to thirty (30) years.

If the accumulated value is to be paid out under this option and is subject to a surrender charge at the time of election, then:

1.) If a period of at least ten (10) years is selected, the accumulated value will be used in determining the settlement option payment and the surrender charge scale will be transferred to the settlement option contract.

2.) If a period of less than ten (10) years is selected, the surrender charge will be applied and the surrender value will be used in determining the settlement option payment.

OPTION 4: FIXED AMOUNT A fixed amount will be paid each period until the certificate benefit held under this option, together with interest on the unpaid balance, is exhausted.

If the accumulated value is to be paid out under this option and is subject to a surrender charge at the time of election, the total amount paid each year can not be more than 12% of the accumulated value. The surrender charge scale will be transferred to the settlement option contract.

With respect to each annuity payment under an option, we may pay more than the amount of the guaranteed payment. However, we also reserve the right to reduce the amount of any current payment that is higher than the guaranteed amount, to an amount not less than the guaranteed amount.

Interest rates applicable to annuity payment options may be declared monthly with an effective annual guaranteed minimum interest rate of 3%. We may declare higher interest rates at our discretion. We consider numerous factors, including the earnings of the general or special accounts, expenses and mortality charges, and experience.

DEATH OF OWNER/PAYEE AFTER THE ANNUITY STARTING DATE

If an owner/payee dies on or after the annuity starting date and before all of the annuity proceeds have been paid, we must pay any remaining amounts at least as rapidly as payments were being paid on the date of death.

-------------------------- CERTIFICATE FEES & CHARGES --------------------------

SALES CHARGE

You do not pay any sales charge or sales load when you invest in your Certificate.

CERTIFICATE FEE

During the accumulation period we currently deduct an annual $30 certificate fee. We may change this fee but will never charge more than $45. This fee is deducted on the anniversary date of each certificate year or upon surrender of the Certificate if that is earlier. We deduct the fee from your variable account value in proportion to the amounts in your subaccounts unless a state requires otherwise. The purpose of this fee is to reimburse us for administrative expenses relating to the Certificate. We do not deduct this charge if your variable account value is at least $50,000 at the time of assessment. We reserve the right to waive this fee.

SURRENDER CHARGE

We may deduct a surrender charge or "backend load" from any withdrawal or surrender of premiums (including a surrender to effect an annuity other than options 1 and 2 after one (1) year) and on systematic withdrawals. For the purpose of determining your surrender charge, any amount that you withdraw will be treated as coming from premiums in the order in which they were paid. Amounts deducted to pay a surrender charge on a withdrawal are not themselves subject to the surrender charge and are assessed against your remaining account balance(s) rather than reducing your withdrawal.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums surrendered according to the following schedules:

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                                        Annuitant Issue Age
                        -------------------------------------------------
  Premium
   Year                   0-60*               61-75               76-85
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     1                     7%                  6%                  5%
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     2                     6%                  5%                  4%
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     3                     5%                  4%                  3%
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     4                     4%                  3%                  2%
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     5                     3%                  2%                  1%
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     6                     2%                  1%                  None
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     7                     1%                  None                None
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     8 or more             None                None                None
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*Applies to all ages in Connecticut.
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In each certificate year, you may make free withdrawals of up to 10% of the accumulated value existing at the time you made the first withdrawal in that certificate year. A free withdrawal is a withdrawal without a surrender charge. This right is not cumulative from certificate year to certificate year, so each certificate year you are only allowed to take a total of up to 10% from your accumulated value without incurring a surrender charge.

PLEASE NOTE

Certain withdrawals and surrenders are subject to federal tax penalties and there may be other restrictions on withdrawals and surrenders from qualified plans. See "Federal Tax Matters" on page 17 for more information.

PREMIUM TAX CHARGE

Currently, we do not assess a charge against the variable account for federal income taxes or state premium taxes. We may make such a charge in the future if income or gains within the variable account result in any federal income tax liability to us or we become subject to state premium taxes.

OTHER TAXES

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Certificates.

TRANSFER CHARGE

You may make twelve (12) free transfers in each certificate year. We will charge $25 for each subsequent transfer.

FUND EXPENSES

Each fund pays charges and expenses out of its assets. The prospectuses for the funds describe the charges and expenses.

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MORTALITY & EXPENSE RISK CHARGE AND OUR RISKS
---------------------------------------------

We currently charge an annual mortality and expense risk charge of 1.25% of the average daily net asset value of the variable account. We may raise or lower this charge in the future but the charge will never exceed 1.40%.

OUR MORTALITY RISK

We assume a mortality risk from our obligation to pay death proceeds to the beneficiary if the annuitant under a Certificate dies during the accumulation period. The annuitant may die prior to the annuity starting date at a time when the death benefit guaranteed by the Certificate may be higher than the accumulated value of the Certificate. The surrender value is lower for Certificates under which a surrender charge remains in effect, while the amount of the death proceeds under such Certificates is sometimes unaffected by the surrender charge. Accordingly, our mortality risk is higher under such Certificates than it would be under otherwise comparable Certificates that impose the surrender charge upon payment of death proceeds.

We assume a mortality risk by our contractual obligation to continue to make annuity payments for the entire life of the payee(s) under some payment options that extend for a life (or lives). If certain settlement options are selected, we relieve the payee(s) of the risk of outliving the amounts paid during retirement.

We assume a mortality risk under our annuity purchase rate tables that are guaranteed for the life of your Certificate. Our settlement options are based on a guaranteed effective annual interest rate of 3%. Options 1 and 2 are based on a guaranteed effective annual interest rate of 3% using the Annuity 2000 Mortality Table.

OUR EXPENSE RISK

We assume an expense risk under the Certificates. If the certificate fee we deduct from the Certificates to cover administrative expenses is not sufficient to cover the expenses actually incurred, we can't raise these fees in excess of what is stated in the Certificate (i.e., $45). Administrative expenses include such costs as processing premiums, annuity payments, withdrawals, surrenders and transfers; furnishing confirmation notices and periodic reports; calculating the mortality and expense risk charge; preparing voting materials and tax reports; updating the registration statement for the Certificates; and actuarial and other expenses.

To compensate us for assuming these mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each subaccount in the variable account. We impose the mortality and expense risk charge on such subaccount in the variable account for the mortality and expense risks assumed under the Certificates.

If the mortality and expense risk charge and other charges under a Certificate are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. If the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.

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GENERAL INFORMATION ABOUT THE CERTIFICATES
------------------------------------------

THE ENTIRE CONTRACT

The entire contract between you and us consists of your Certificate, including any endorsements or amendments attached; your application, including any supplemental documents; and our Articles of Incorporation, Constitution and Laws in force as of the effective date of your Certificate. We will not contest the contract.

GENDER NEUTRAL BENEFITS

Under our settlement options, we distinguish between men and women because of their different life expectancies. However, we do not make any such distinctions for Certificates that we issue in the state of Montana. This is because Montana enacted legislation that requires that optional annuity benefits (i.e., the annuity payments under our annuity payment options) not vary based on a person's sex. In Arizona Governing Committee v. Norris, the U.S. Supreme Court held that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Certificates purchased under an employment-related insurance or benefit program may not, in some cases, vary on the basis of sex. We will apply unisex rates to certain qualified plans and those plans where an employer believes that the Norris decision applies.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris and Title VII generally and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Certificate may be purchased.

VOTING RIGHTS

Certain voting rights are attributable to the funds underlying the variable account portion of the Certificates. No voting rights pertain to the fixed account interest. As required by law, we will vote the fund shares held in a subaccount. We will vote according to the instructions of Certificate owners who have interests in any subaccount involved in the matter being voted upon. If the 1940 Act or any related regulation should be amended or if the present interpretation of it should change and as a result, we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

You have voting interests with respect to fund shares only during the accumulation period. During the annuity period (during which you receive annuity payments) you have no interest in the funds and, therefore, you have no voting rights.

We determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes in the variable account attributable to the entire subaccount. We will count fractional shares. We determine the number of votes of the fund you have the right to cast as of the record date. These votes are cast at the meeting of the fund. We will solicit voting instructions by writing to you before the meeting in accordance with procedures established by a fund.

Any fund shares held in a subaccount for which we do not receive timely voting instructions we will vote in proportion to the voting instructions we receive for all owners participating in that subaccount. We will vote any fund shares our affiliates or we hold in proportion to the aggregate votes of all shareholders in the fund. We will send to everyone having a voting interest in a subaccount proxy materials, reports and other materials relating to the appropriate fund.

STATE VARIATIONS

Any state variations in the Certificates are covered in a special certificate form for use in that state. This prospectus provides a general description of the Certificates. Your actual Certificate and any endorsements are the controlling documents. If you lose or misplace your Certificate and any endorsements, contact our home office.

SURPLUS REFUNDS AND ASSESSMENTS

If our board of directors declares any surplus refunds to Certificate owners, we will pay you such surplus refunds. If we pay any such surplus refunds, we will credit them to your subaccount(s) and/or fixed account in the same proportion that premiums would be credited. We do not anticipate any surplus refunds.

If our general account reserves should become impaired (insufficient under certain circumstances to cover our obligations) our board of directors may require Certificate owners to make additional payments. If payments are not made, it shall be a debt against the Certificate accruing interest at 5% per year. No personal liability will attach to a Certificate owner but you may recognize taxable income.

OUR REPORTS TO YOU

We will mail, at least annually, a report showing the accumulated value of your Certificate as of a date not more than two months prior to the date of mailing and any further information required by any applicable law. We will mail reports to you at your last known address of record. We will also promptly mail a confirmation of each premium, withdrawal, surrender or transfer you make, except that when permitted by law or rule, we may omit sending confirmations for scheduled transactions such as dollar cost averaging or automatic rebalancing programs. Please review confirmations and reports immediately and inform us of any discrepancies. If we do not hear from you within sixty (60) days, we will assume all information is accurate.

DATE OF RECEIPT

Unless we state otherwise, the date we receive any premium, written request, telephone request or any other communication is the actual date it is received at our home office in proper form. If we receive them after the close of trading on the New York Stock Exchange, usually 3:00 p.m. central time or on a date which is not a valuation date, we will consider the date of receipt to be the next valuation date.

PAYMENT BY CHECK

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you for withdrawal. This period of time will not exceed fifteen (15) days.

POSTPONEMENT OF PAYMENTS AND TRANSACTIONS

We will normally make payments of any surrender value within seven (7) days after we receive your request at our home office. However, we may delay this payment or any other type of payment from the variable account for any period when the New York Stock Exchange is closed for trading other than customary weekend and holiday closings or trading is restricted; an emergency exists, as a result of which it is not reasonably practicable to dispose of securities or to fairly determine their value; or the Securities and Exchange Commission or other legally authorized authority order permits or orders the delay.

We may also postpone transfers and allocations of accumulated value among the subaccounts and the fixed account under these circumstances. We may delay payment of any surrender value from the fixed account for up to six (6) months after we receive a request at our home office.

QUESTIONS ABOUT YOUR CERTIFICATE

You may make inquiries regarding the Certificate by writing or calling our home office. The address for the home office is Woodmen of the World, 1700 Farnam Street, Omaha, NE 68102. The toll-free telephone number is 1-877-664-3332.

------------------- FEDERAL TAX MATTERS -------------------

INTRODUCTION

This section provides a summary of certain federal income tax considerations resulting from the purchase, ownership and disposition of a Certificate. The discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), U.S. Treasury Department regulations (the "Regulations"), judicial decisions and Internal Revenue Service ("IRS") rulings and other administrative materials interpreting the Code, existing on the date of this prospectus. These authorities, however, are subject to change (retroactively in some instances) by Congress, the Treasury Department and the courts. The discussion below is general in nature and is not intended as an exhaustive treatise on the income taxation of Certificates. In addition, taxes other than federal income taxes, such as foreign, state and local taxes, and federal estate and gift taxes, may apply in connection with the purchase, ownership and disposition of Certificates. This discussion is not exhaustive and is not intended as tax advice.

PROSPECTIVE PURCHASERS OF CERTIFICATES ARE URGED TO CONSULT WITH, AND MUST RELY UPON, THEIR OWN TAX ADVISERS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS AND POTENTIAL CHANGES IN APPLICABLE LAW, INCLUDING THE APPLICATION OF STATE AND LOCAL, FOREIGN AND OTHER TAX CONSIDERATIONS, IN EVALUATING THE TAX CONSEQUENCES OF PURCHASING AND OWNING A CERTIFICATE.

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INCOME TAXATION OF WOODMEN OF THE WORLD AND/OR OMAHA WOODMEN LIFE INSURANCE SOCIETY
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FEDERAL TAX STATUS

As a fraternal benefit society, we are currently exempt from federal income taxes under section 501(c)(8) of the Code, and from most types of state and local taxes pursuant to the operation of local law. As a result, no reserve for income taxes is currently charged against or maintained by us with respect to the sale of Certificates or establishment or maintenance of the variable accounts supporting the Certificates. We may make charges for such taxes if there is a material change in federal, state or local tax laws applicable to the variable accounts or to us, or to both.

TAXATION OF VARIABLE ACCOUNTS

As previously described herein, holders of Certificates will be offered a choice of broadly defined investment options that will allow them to allocate the assets underlying their Certificates to a fixed account, an account that provides a specified rate of interest, and/or to subaccounts of the variable account, each of which will pursue a specified, broadly defined investment strategy. The Code generally provides that the income, gains and losses from variable account investments are not income to us so long as the Certificates and the variable accounts meet certain requirements. Because the Certificates and the variable accounts are expected to meet such requirements, we anticipate no tax liability resulting from the Certificates and, consequently, no reserve for income taxes is currently charged against or maintained by us with respect to the Certificates or the variable accounts. We may make charges for such taxes if there is a change in federal, state or local tax laws attributable to the Certificates and/or the variable accounts.

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STATUS OF CERTIFICATES AS ANNUITIES
---------------------------------------

A Certificate will be treated as an annuity for federal income tax purposes provided certain requirements are satisfied including:

* the Certificate must be owned by an individual (or an individual is treated as the owner for tax purposes);

*     variable account investments must be "adequately diversified;"

* we, rather than you, must be considered the owner of variable account assets for federal tax purposes;

* payments must appropriately amortize premium payments and certificate earnings;

* if any owner of the Certificate dies on or after the annuity starting date and before the entire interest in such Certificate has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distributions being used as of the date of his death; and

* if any owner of a Certificate dies before the annuity starting date, the entire interest in such Certificate must be distributed within five years after the death of such holder.

CERTIFICATES HELD BY NON-NATURAL PERSONS

As a general rule, Certificates held by "non-natural persons," such as corporations, trusts or similar entities, are not treated as annuity contracts for federal income tax purposes. The investment income on these Certificates is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Certificates will generally be treated as held by a natural person if the nominal owner is a trust or other entity holding the Certificate as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a Certificate under a nonqualified deferred compensation plan for its employees. Because we are a fraternal benefit society, we reserve the right to limit certificate ownership by a non-natural person. Additional exceptions to this rule include:

*     certain Certificates acquired by a decedent's estate;

* certain Certificates issued in connection with a qualified retirement plan (see "Qualified Plans" below);

*     certain Certificates used with structured settlement agreements; and

* certain Certificates purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS

For the Certificate to be treated as an annuity for federal income tax purposes, variable account investments supporting the Certificates must be "adequately diversified." The Treasury Secretary has issued regulations prescribing standards for adequately diversifying variable account investments. If the variable accounts supporting a Certificate fail to comply with these diversification standards, the Certificate would not be treated as an annuity for federal income tax purposes and the owner would generally be taxed on the difference between the Certificate value and the premium payments.

Although the investments of the subaccounts of the variable account are controlled by the mutual fund or investment option corresponding to each subaccount of the variable account, we expect that each variable account will comply with the diversification requirements prescribed by the Code and Regulations.

OWNERSHIP TREATMENT

In certain circumstances, the Certificate owner may be considered the owner of the assets of the variable account supporting the Certificate. In those circumstances, income and gains from variable account investments are includible in the gross income of the Certificate holder currently. The IRS, in published rulings, has ruled that a variable contract owner will be considered the owner of variable account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of the Regulations concerning investment diversification, that those Regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account [such as the subaccounts that support the Certificates] may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the IRS would issue guidance by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets.

      In Rev. Rul. 2003-91, 2003-2 C.B. 347, assets that funded the variable contracts at issue in the ruling were held in different accounts that are maintained separately from those holding the assets that fund the issuer's traditional life insurance products. The accounts were divided into subaccounts, each offering a different investment strategy, which are available only through the purchase of a variable contract. The purchaser of the variable life insurance or annuity contract specified the premium allocation, and could transfer funds among subaccounts, but has no legal, equitable, direct or indirect interest in any of the assets and could not select or recommend investments or investment strategies. On these facts, the IRS ruled that a holder of a variable contract would not be considered the owner of the assets that fund the contract and therefore, the income derived from the assets is not taxed to the holder of the contract in the year it is earned. The ownership rights under the Certificate are substantially similar to those described in Rev. Rul. 2003-91. Accordingly, we expect that holders of Certificates will not considered the owner of the assets of the variable account. To the extent that the law changes on the issue of ownership, we reserve the right to change the Certificate as necessary to attempt to prevent you from being considered the owner of the variable account assets. However, there is no assurance that our efforts would be successful.

DELAYED ANNUITY STARTING DATE

If the annuity starting date occurs (or is scheduled to occur) when the annuitant has reached an advanced age (e.g., past age 85), it is possible that the Certificate might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Certificate could be currently includible in income.

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INCOME TAXATION OF ANNUITIES
---------------------------------------

The discussion under this "Income Taxation of Annuities" section assumes that the Certificate will be treated as an annuity for federal income tax purposes. It further assumes that the Certificate is not a qualified Certificate held in connection with a retirement plan that receives favorable treatment under the Code (referred to herein as "Qualified Plans") unless otherwise specifically noted. For a discussion of certain federal income tax matters pertaining to the purchase and ownership of qualified Certificates see the discussion below under "Qualified Plans."

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in nonqualified certificate value are generally not taxable to the owner or annuitant until received as annuity payments or otherwise distributed.

TAXATION OF WITHDRAWALS, ASSIGNMENTS, PLEDGES AND PARTIAL SURRENDERS

Cash withdrawals, the value of any part of an annuity contract pledged or assigned and amounts received on partial surrender under annuity contracts entered into after August 13, 1982 are taxable as income to the extent that the cash value of the contract immediately before the payment exceeds the investment in the contract. This amount is referred to as the "income on the contract. To the extent the amount received is greater than the excess of cash surrender value over investment in the contract, the amount will be treated as a tax-free return of investment. Investment in the contract equals the total of premium payments (to the extent such payments were neither deductible when made or excludible from income as, for example, in the case of certain contributions to qualified Certificates) minus any amounts previously received from the Certificate that were not includible in your income. Taxable amounts described in this section may also be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions" below) and be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding" on page ).

In the case of an assignment or pledge, the investment in the contract is increased by the amount included in taxable income by reason of the assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release).

If the board of directors requires the Certificate owner to make additional payments in connection with the general account reserves becoming impaired, and such payments are not made, the debt levied against the Certificate will be treated in the same manner as a pledge for federal income tax purposes.

GRATUITOUS TRANSFERS

If an owner transfers a Certificate without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between his or her Certificate value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contact will increase by the amount included in taxable income by the transferor.

COMPLETE SURRENDER, REDEMPTION OR MATURITY

Amounts received on complete surrender, redemption or maturity are taxed under the cost recovery rule. Under this rule, a taxpayer receives all amounts tax-free until he has recovered his investment in the contract. Thereafter, amounts are fully taxable. The gain is ordinary income, not capital gain.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Generally, a 10% penalty tax applies to a taxable payment from a Certificate. Exceptions to this general rule include:

*     payments received on or after the owner reaches age 59-1/2;

* payments received on the account of the owner becoming disabled (as defined in the tax law);

* payments made to a beneficiary after the owner's death or, for non-natural owners, after the primary annuitant's death;

* payments made as a series of substantially equal periodic payments (at least annually) for the owner's life (or life expectancy) or for the joint lives (or joint life expectancies) of the owner and a designated beneficiary (within the meaning of the tax law); or

* payments made under a Certificate purchased with a single premium when the annuity starting date is no later than a year from the date of certificate purchase and substantially equal periodic payments are made at least annually.

A similar penalty tax, discussed under "Qualified Plans" on page __, applies to Qualified Certificates.

AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Certificate may be determined by combining some or all of the annuity contracts you own. For example, if you purchase a Certificate and also purchase another annuity at approximately the same time, the IRS may treat the two as one annuity contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity, the IRS might treat the two contracts as one contract.

The effects of aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount that might be subject to the 10% penalty tax.

TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by
(2) the ratio of the investment in the contract you allocate to the fixed annuity payment option, adjusted for any period certain or refund feature, to the total expected amount of annuity payments for the term of the Certificate (determined under Treasury Department Regulations). Once the total amount of the investment in the contract is excluded using this formula, annuity payments will be fully taxable. If annuity payments stop because the annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year. Annuity payments may be subject to federal income tax withholding requirements (See "Federal Income Tax Withholding" on page __).

There may be special income tax issues present in situations where the owner and annuitant are not the same person and are not married to one another. You should consult with and must rely upon your own tax adviser in those situations.

TAXATION OF CERTIFICATE BENEFITS AT DEATH

Amounts may be distributed upon your or the annuitant's death, either before or after the annuity starting date.

Before the annuity starting date, death proceeds are includible in income and:

* if distributed in a lump sum, the gain if any is taxable as ordinary income. Gain is measured by subtracting (1) total gross premiums from (2) the death benefit plus aggregate dividends and any other amounts that have been received under the contract which were excludable from gross income; or

* if distributed under an annuity payment option are taxed like annuity payments.

After the annuity starting date, where a guaranteed period exists and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income and:

* if received in a lump sum are includible in income if they exceed the unrecovered investment; or

* if distributed in accordance with the annuity payment option selected by the decedent, are taxable to the beneficiary in the same manner as to the decedent (i.e., the beneficiary will exclude the same portion of each payment as originally computed for the decedent).

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding" on page __)

LOSS OF INTEREST DEDUCTION WHERE CERTIFICATES ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS

In the case of a Certificate held by a non-natural owner (e.g., a corporation), all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Certificates where the owner is taxable each year on the investment income under the Certificate. Entities considering purchasing a Certificate, or entities that will be beneficiaries under a Certificate, should consult and must rely on their own tax adviser.

POLICY EXCHANGES

You can exchange certain life insurance, endowment and nonqualified annuity contracts tax free under Section 1035 of the Code. If you already own an annuity or life insurance contract issued by another insurer, you are generally able to exchange that contract for a Certificate issued by us without incurring a tax as a result of the exchange. The exchange of a life insurance policy, endowment contract or fixed annuity contract for a variable annuity contract should qualify as a tax free exchange under Section 1035 as well. Often these exchanges may result in surrender charges and losses or reductions in benefits such as the guaranteed minimum death benefit. If, after careful evaluation, you determine an exchange may be in your best interest, please make sure you comply with the income tax rules and regulations that apply. For example, to receive tax-free treatment, a contract generally must be exchanged for the Certificate. If you simply surrender a contract and apply the proceeds of that contract towards the purchase of a Certificate, you may not qualify to receive tax-free treatment under Section 1035 of the Code and you will be taxed in the manner provided under "COMPLETE SURRENDER, REDEMPTION OR MATURITY." In addition, to receive tax-free treatment under Section 1035 of the Code, the contracts must be payable to the same person or persons. If no cash or other non-like kind property is received in connection with any exchange, any gain will not be recognized. But the cost basis of the new Certificate will be the same as the cost basis of the old policy (plus any premiums paid and less any excludable dividends received after the exchange.) Be aware that certain IRS reporting requirements apply in the case of policies exchanged under Section 1035 of the Code (see Section 6047(d) of the Code).

If you are considering such an exchange, you should consult with and must rely upon your own professional tax adviser to ensure that the requirements of
Section 1035 are met.

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QUALIFIED PLANS
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The Certificates are also designed for use in connection with retirement plans that receive favorable treatment under the Internal Revenue Code ("Qualified Plans"). As previously noted, such Certificates are referred to herein as "qualified Certificates." Numerous special tax rules apply to the participants in Qualified Plans and to qualified Certificates. We make no attempt in this prospectus to provide more than general information about use of a Certificate with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and qualified Certificates often differ from federal income tax rules, and this prospectus does not describe any of these differences.

Qualified Certificates are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the qualified Certificate. In addition, we may not be bound by terms and conditions of Qualified Plans if they are inconsistent with the Certificate as it may be amended. Those who intend to use the Certificate in connection with Qualified Plans should consult with and must rely upon their own tax advisers.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, in the case of both withdrawals and annuity payments under certain qualified Certificates, there may be no "investment in the contract" and the total amount received may be taxable. Also, while currently not permitted by your Certificate, loans from qualified Certificates, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. (You should always consult with and rely upon your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made to acquire a qualified Certificate, and the tax deduction or exclusion that may be claimed for such contribution, are limited under Qualified Plans.

If a Certificate is used with a Qualified Plan, you and the annuitant must be the same individual. For qualified Certificates issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the owner will have rights in the qualified Certificate. In such a case, the owner may need the consent of the spouse or former spouse to change annuity payment options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the qualified Certificate.

Qualified Certificates are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which the minimum required distribution exceeds the actual distribution. In the case of individual retirement annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death proceeds under your qualified Certificate may affect the amount of the minimum required distribution that must be taken from your qualified Certificate.

A 10% penalty tax may apply to the taxable amount of payments from qualified Certificates. For individual retirement annuities, the penalty tax does not apply to a payment:

*     received after you reach age 59-1/2;

* received after your death or because of your disability (as defined in the tax law); or

* made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary (as defined in the tax law).

In addition, the penalty tax does not apply to certain distributions used for qualified first-time home purchases, for higher education expenses, for certain medical expenses or for payment of health insurance premiums made by unemployed individuals. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult with and must rely upon your own tax adviser. Other exceptions may apply.

QUALIFIED PLAN TYPES

We may issue qualified Certificates for the following types of Qualified Plans. Employers and individuals intending to use the Certificate in connection with these plans should consult with and must rely upon their own tax adviser.

Individual Retirement Annuities

The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amount contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA. A Certificate may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

Simplified Employee Pensions (SEP IRAs)

The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs.

SIMPLE IRAs

The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence.

Roth IRAs

The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

*     Roth IRA contributions are never deductible;

*     "qualified distributions" from a Roth IRA are excludible from income;

*     mandatory distribution rules do not apply before death;

*     a rollover to a Roth IRA must be a "qualified rollover contribution;"

*     under the Code, special eligibility requirements apply; and

*     contributions to a Roth IRA can be made after the owner has reached age
      70-1/2.

All or part of a traditional IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert a traditional IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a conversion in a taxable year from a non-Roth IRA to a Roth IRA.

Any "qualified distribution," as defined in Section 408A of the Code, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after the Certificate has been held in a Roth IRA for five (5) years if the distribution is made after you reach age 59-1/2, after your death, because of your disability or to a first-time homebuyer who meets certain requirements.

Section 403(b) Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational and scientific organizations to have their employers purchase annuity Certificates for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity Certificates are commonly referred to as "tax-sheltered annuities."

Tax-sheltered annuity Certificates must contain restrictions on distributions attributable to:

* contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

*     earnings on those contributions; and

* earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59-1/2, severed from employment, died or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of applicable tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship.

Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the value of the Certificate to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

Corporate & Self-Employed Pension And Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. Self-employed individuals may also establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of a Certificate in order to provide benefits under the plans.

Rollover Distributions

If a Certificate is used with a retirement plan that is qualified under Sections 401(a), 403(a) or 403(b) of the Code, any "eligible rollover distribution" from the Certificate will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

*     minimum distributions required under Section 401(a)(9) of the Code; * and
*     distributions made as a result of hardship
* certain distributions for life, life expectancy, or for ten (10) years or more that are part of a "series of substantially equal periodic payments."

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from a Certificate, as discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to an eligible retirement plan. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

---------------------------------------
FEDERAL INCOME TAX WITHHOLDING
---------------------------------------

We withhold and send to the U.S. government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is currently 10%. The current federal withholding rate for eligible rollover distributions is 20%.

----------------- OTHER INFORMATION -----------------

RIGHTS RESERVED BY WOODMEN OF THE WORLD AND/OR OMAHA WOODMEN LIFE INSURANCE SOCIETY

We reserve the right to make certain changes when such changes would serve your interests or if it would carry out the purposes of your Certificate. We can only make these changes when permitted by law and we will also obtain all required approvals. Some examples of such changes are:

* to operate the variable account in any form allowed under the 1940 Act or in any other form allowed by law;

*     add, delete, combine or modify subaccounts in the variable account;

* restrict or otherwise eliminate any voting rights of Certificate owners or other persons who have voting rights as to the variable account;

* add, delete or substitute, for the fund shares held in any subaccount, the shares of another fund or any other investment allowed by law; and

* make any amendments to the Certificates necessary to comply with the provisions of the Code or any other applicable federal or state law.

DISTRIBUTION ARRANGEMENTS

Woodmen Financial Services, Inc., a Nebraska corporation, is the principal underwriter of your Certificates. It is our wholly owned, indirect subsidiary and its offices are located at 1700 Farnam Street, Omaha, NE 68102. Woodmen Financial Services, Inc. is a member of the National Association of Securities Dealers, Inc. (NASD) and a broker-dealer registered with the SEC under the Securities Exchange Act of 1934.

Woodmen Financial Services, Inc.' s registered representatives must also be licensed by state insurance departments to sell the Certificates. We may permit selling agreements with other broker-dealer firms to sell the Certificates. In addition, we may retain other firms to serve as principal underwriter of the Certificates. Certificates may not be available in all states.

Woodmen Financial Services, Inc. uses us as its paying agent to pay its representatives commissions and other distribution compensation on the sale of Certificates. This will not result in any charge to you in addition to the charges already described in this prospectus. We will pay representatives a commission of not more than 5% of the premiums paid on the Certificates. In addition to direct compensation, representatives may be eligible to receive other benefits based on the amount of earned commissions. Compensation may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Certificate. Commissions paid on the Certificate, including other incentives or payments, are not charged directly to the owners or the variable account.

EFFECT OF STATE LAWS

Certain provisions of the Certificate may vary from state to state in order to conform with applicable state law. This prospectus describes generally applicable provisions. You should refer to your Certificate for any variations required by state law.

CONFIDENTIALITY

      Notwithstanding anything in this Prospectus to the contrary, any offeree (an "Offeree") of Certificates (including, without limitation, each employee, representative or other agent of an Offeree), may disclose to any person the proposed and actual "tax treatment" and "tax structure" (in each case, within the meaning of Treasury Regulation ss.1.6011-4) of the offering of Certificates to such Offeree and all materials of any kind (including opinions or other tax analyses) that are or have been provided to such Offeree relating to such tax treatment or tax structure; provided that, with respect to any document or similar item that in either case contains information concerning such tax treatment or tax structure of the offering of Certificates to such Offeree as well as other information, such permitted disclosure shall apply solely to such facts and relevant portions of the document or similar item that relate to such tax treatment or tax structure.

      Notwithstanding the foregoing to the contrary, an Offeree shall not disclose any of the information described the foregoing paragraph if (i) such disclosure is prohibited by applicable securities laws, or (ii) such disclosure would cause us to be required to register the sale of Certificate to such Offeree under the Securities Act or any such state securities laws.

LEGAL PROCEEDINGS

Like other insurers, we are involved in various lawsuits and contingencies that have arisen from the normal conduct of business including claims which appear to be similar to claims asserted in class actions brought against many other life insurers and fraternals. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the account.

There are no lawsuits threatened or pending against the account.

-------------------- FINANCIAL STATEMENTS --------------------

The audited statutory-basis statements of admitted assets, liabilities and surplus of Woodmen of the World Life Insurance Society/Omaha Woodmen Life Insurance Society (Society) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, surplus and cash flow for each of the three (3) years in the period ended December 31, 2004, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information.

The statutory-basis financial statements of the Society should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account. Financial information for the year ended December 31, 2004 and for the period from the account's inception (July 1, 2003) through December 31, 2003 is contained in the Statement of Additional Information. This Statement of Additional Information, dated April 30, 2005, contains further information about the Woodmen Variable Annuity Account and has been filed with the Securities and Exchange Commission.

The Woodmen Variable Annuity's Fund's Statement of Additional Information, and certain other information can he reviewed and copied at the SEC's Public Reference Room. Information about the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of Fund documents may be obtained, after paying a duplication fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request to publicinfo@sec.gov.

These documents and other information about the Fund are also available without charge at the SEC's website: www.sec.gov. (File 811-21254)

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

SAI-1     General Information

SAI-1     Regulation and Reserves

SAI-2     Principal Underwriter

SAI-2     Subaccounts

SAI-3     Performance Information

SAI-4     Legal and Accounting

SAI-4     Financial Statements

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                   ORDER FORM

Please send me a copy of the most recent statement of additional information
(SAI) for the Individual Flexible Premium Deferred Variable Annuity Certificate.

------------------------------- (Date)

--------------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------------
(Street Address)

--------------------------------------------------------------------------------
(City) (State) (Zip Code)

Send to Woodmen of the World and/or Omaha Woodmen Life Insurance Society, 1700Farnam Street, Omaha, NE 68102.

You may also make your request by calling toll-free at 1-877-664-3332.

-------- Appendix --------

Condensed Financial Information

The Account commenced operations on July 1, 2003; however, initial premiums were received by the Subaccounts at various later times. The information presented below reflects the accumulation unit information for the Subaccounts for the year ended December 31, 2004 and for the period from May 1, 2004 through December 31, 2004 for the two PIMCO Subaccounts. You should read this information along with the separate account's and Woodmen of the World's financial statements and notes that are included in the SAI.

The unit value of any Subaccount of the separate account will not generally be the same as the net asset value per share of the corresponding underlying Fund in which that Subaccount invests. A reason for this deviation is that each unit value consists of the underlying Fund's net asset value minus charges to the separate account. In addition, dividends declared by the underlying Fund are reinvested by the Subaccount in additional shares of that Fund. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in a Subaccount or the separate account does not change as a result of such distributions.

-------------------------------------------------------------------------------------------------------------------------
                                  Accumulation     Accumulation      Accumulation     Number of Units   Number of Units
                                  Unit Value       Unit Value        Unit Value       December 31,      December 31,
                                  July 1, 2003     December 31,      December 31,     2003              2004
                                  (Inception)      2003              2004
-------------------------------------------------------------------------------------------------------------------------
Fidelity/R VIP Contrafund/R       $10.00           $11.64            $13.26           21,167            127,462
Portfolio Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity/R VIP Equity-Income      10.00            11.69             12.86            33,048            132,431
Portfolio Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity/R VIP Growth             10.00            11.63             11.41            10,448            85,260
Portfolio, Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity/R VIP Growth & Income    10.00            10.93             11.86            19,075            49,268
Portfolio Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity/R VIP Money Market       1.00             1.00              1.00             242,867           364,854
Portfolio Service Class
-------------------------------------------------------------------------------------------------------------------------
Fidelity/R VIP Overseas           10.00            12.90             14.46            4,042             24,958
Portfolio, Service Class
-------------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio    10.00            11.41             12.44            15,311            51,625
-------------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index       10.00            11.95             13.66            4,838             55,193
Portfolio
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap     10.00            12.34             14.34            7,007             58,113
Index Portfolio
-------------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index           10.00            12.10             13.15            4,397             19,906
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index   $10.00           12.29             14.32            4,397             6,985
Portfolio
-------------------------------------------------------------------------------------------------------------------------
Summit Lehman Aggregate Bond      10.00            9.86              10.09            25,090            70,092
Index Portfolio
-------------------------------------------------------------------------------------------------------------------------
                                                   Accumulation
                                                   Unit Value May
                                                   1, 2004
                                                   (Inception)
-------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio       NA               10.00             10.78            NA                33,650
-------------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration Portfolio      NA               10.00             10.08            NA                20,617
-------------------------------------------------------------------------------------------------------------------------

                        (LOGO) Woodmen Financial Services

1700 Farnam Street Omaha, NE 68102 1.877.664.3332

                                Member NASD, SIPC

Woodmen Financial Services, Inc. is the distributor of the Woodmen Variable Annuity and is a wholly owned, indirect subsidiary of: Woodmen of the World
    Life Insurance Society and/or Omaha Woodmen Life Insurance Society 1700 Farnam Street, Omaha, NE 68102

    STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2005

for the: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE

Offered By: Woodmen of the World and/or Omaha Woodmen Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102

This Statement of Additional Information (SAI) is not a prospectus, but should be read in conjunction with the prospectus dated April 30, 2005, for Woodmen Variable Annuity Account (the separate account) describing an individual flexible premium deferred variable annuity certificate (certificate) that Woodmen of the World and/or Omaha Woodmen Life Insurance Society is offering to persons eligible for membership in the Society. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus. A copy of the prospectus may be obtained at no charge by writing Woodmen of the World and/or Omaha Woodmen Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102 or by calling (877) 664-3332.

TABLE OF CONTENTS

Page

General Information                     SAI - 1

Regulation and Reserves                 SAI - 2

Principal Underwriter                   SAI - 2

Subaccount                              SAI - 3

Performance Information                 SAI - 4

Legal and Accounting                    SAI - 6

Financial Statements                    SAI - 7

GENERAL INFORMATION

Woodmen of the World and/or Omaha Woodmen Life Insurance Society (Woodmen) is a fraternal benefit society organized under Internal Revenue Code section 501(c)(8) and established under the laws of the State of Nebraska. Woodmen is a non-profit, non-stock, membership organization licensed to do business in all states. Membership in Woodmen is open to all that share its values and members are joined together for insurance, education, and patriotic and volunteer opportunities.

REGULATION AND RESERVES

Woodmen is subject to regulation by the Office of the Commissioner of Insurance of the State of Nebraska and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards and accounting and financial reporting procedures. Woodmen's operations and accounts are subject to periodic examination by insurance regulatory authorities. The forms of certificates described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which certificates are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the laws that affect the relative desirability of various personal investment vehicles and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this increased regulation will occur or, if so, what the effect on Woodmen would be.

Pursuant to state insurance laws and regulations, Woodmen is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including holders of these certificates, if Woodmen were to incur claims or expenses at rates significantly higher than expected or experience significant unexpected losses on its investments.

If mandated under applicable law, we may be required to reject a premium. We may also be required to block a certificate owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

PRINCIPAL UNDERWRITER

Woodmen Financial Services, Inc. (WFS), a wholly-owned, indirect subsidiary of Woodmen, serves as the exclusive principal underwriter of the continuously offered certificates pursuant to a Principal Underwriting and Servicing Agreement to which WFS and Woodmen, on behalf of itself and the separate account, are parties. The certificates will be sold through Woodmen representatives who are licensed by state insurance officials to sell the certificates and who are duly licensed registered representatives of WFS. Representatives of other broker-dealer firms with which WFS has executed a selling agreement may also sell the certificates, although currently no such selling agreements are contemplated. In addition, Woodmen may engage other firms to serve as principal underwriters of the certificates but has not yet done so. For the period from July 1, 2003 (inception) through December 31, 2003 WFS received $95,484 and paid out $88, 449 to its registered representatives. For the year 2004 WFS received $365,329 and paid out $322,453 to its registered representatives.

SUBACCOUNTS

The following are the funds that will underlie a corresponding subaccount

----------------------------------------------------------------------------------------------------------------------
Fund                                                         Woodmen Variable Annuity Subaccount

----------------------------------------------------------------------------------------------------------------------
Summit Pinnacle Series
----------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Portfolio                                   Nasdaq-100 Index
----------------------------------------------------------------------------------------------------------------------
Russell 2000 Small Cap Index Portfolio                       Russell 2000 Small Cap Index
----------------------------------------------------------------------------------------------------------------------
MSEAFE Portfolio                                             MSEAFE
----------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index Portfolio                               S&P MidCap 400 Index
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                      S&P 500 Index
----------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Portfolio                        Lehman Aggregate Bond Index
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------
VIP Equity Income Portfolio Service Class 1                  VIP Equity Income
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund-Portfolio Registered Trademark Service        VIP Contrafund- Registered Trademark
Class 1
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio Service Class 1                         VIP Growth
----------------------------------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio Service Class 1                VIP Growth & Income
----------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio Service Class 1                       VIP Overseas
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
VIP Money Market Service Class 1                             VIP Money Market
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust Funds
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Fund Administrative Class                  Real Return
----------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration Fund Administrative Class                 Low Duration
----------------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The separate account may, from time to time, advertise information relating to the performance of its subaccounts. The performance information that may be presented is not a prediction or guarantee of future investment performance and does not represent the actual return on amounts invested by any particular owner. There is not yet any performance information for the subaccounts.

Money Market Subaccount - Yield and Effective Yield

Advertisements for the certificates may include yield and effective yield quotations for the Money Market Subaccount, which are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Money Market Subaccount's yield is calculated based on a hypothetical pre-existing account having a balance of one Money Market Subaccount's unit at the beginning of a specified seven-day period. Yield is computed by dividing the net change, exclusive of capital changes and income other than investment income, in the accumulation unit value during the seven- day period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the accumulation unit value at the beginning of the period to obtain the base period return and multiplying the base period return by the fraction 365/7. The Money Market Subaccount's effective yield is calculated by compounding the base period return (computed as described above) for such period by adding 1 and raising the sum to a power equal to 365/7 and subtracting 1 from the result. Yield and effective yield do not reflect the deduction of certificate, withdrawal or surrender charges. The certificates currently are not subject to charges for state premium taxes.

The 7-day yield and effective 7-day yield for the money market subaccount for the 7 days ended December 31, 2004 was 0.74% and 0.75%

Other Subaccounts

30-Day Yield: Advertisements for the certificates may include 30-day yield quotations for each subaccount other than the Money Market Subaccount, which are computed in accordance with a standard method prescribed by the SEC. These

30-day yield quotations are computed by dividing the dividends and interest per accumulation unit earned during the period (i.e., the net investment income earned by the Fund portfolio attributable to shares owned by the subaccount less expenses incurred during the period) by the maximum offering price per accumulation unit on the last day of the period, according to the following formula that assumes a semi- annual reinvestment of income:

Yield = 2[(((a-b)/cd)+1)6-1] Where: a = Net investment income earned during the period by the portfolio attributable to the subaccount, b = Expenses accrued for the period (net of reimbursements), c = The average daily number of accumulation units outstanding during the period, d = The maximum offering price per accumulation unit on the last day of the period

Standardized and Non-Standardized Average Annual Total Return. Advertisements for the certificates may also include standardized and non-standardized average annual total return quotations for each subaccount for 1-, 5- and 10-year periods (or the life of the subaccount, if less). Standardized average annual total return quotations are computed in accordance with a standard method prescribed by the SEC. The average annual total return for a subaccount for a specific period is computed by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV Where: P = A hypothetical initial payment of $1,000 T = Average annual total return n = Number of years ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion thereof)

The following show the subaccounts' standardized total returns for the time periods indicated after deduction of the surrender charge and the $30 annual fee charged when the variable account value is less than $50,000.

                                          Total Return for the    Total Return for the
                                              year-ended        period from July 1, 2003
                                           December 31, 2004    through December 31, 2004
                                           -------------------  -------------------------
Fidelity VIP Contrafund                          3.91%                  13.14%
Fidelity VIP Equity Income                       0.07%                  10.63%
Fidelity VIP Growth and Income                  -5.14%                   1.34%
Fidelity VIP Growth Portfolio                   -7.44%                   4.35%
Fidelity VIP Overseas Fund                       2.08%                  20.44%
Summit EAFE Int'l Portfolio                      6.59%                  19.57%
Summit Lehman Aggregate Bond Portfolio          -7.17%                  -7.10%
Summit S & P Midcap 400 Index Portfolio          4.33%                  15.58%
Summit NASDAQ 100 Index Portfolio               -1.13%                  12.47%
Summit Russell 2000 Small Cap Index P            6.24%                  19.73%
Summit S & P 500 Index Portfolio                -0.87%                   7.96%

                    Total Return for the period
                     from May 1, 2004 through
                      December 31, 2004 (not
                            annualized)
                    ---------------------------
PIMCO Low Duration            -8.53%
PIMCO Real Return             -1.95%

Non-standardized average annual total returns are calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the value of the non-standardized total returns do not reflect the effect of the withdrawal or surrender charges that may be imposed at the end of the period (because it is assumed that the certificate will continue through the end of each period) and the annual certificate Maintenance Charge (because the average certificate size is generally expected to be less than $50,000. If reflected, these charges would reduce the performance results presented.

Cumulative Total Return Advertisements for the certificates may also include cumulative total return quotations for each subaccount, for which the SEC has not prescribed a standard method of calculation. Cumulative total return is the non-annualized cumulative rate of return on a hypothetical initial investment of $1,000 in a subaccount for a specified period (hypothetical initial investment). Performance quotations for each subaccount reflect the deduction of all recurring fees and charges applicable to each subaccount, such as the mortality and expense risk charge and certificate maintenance charge, and Fund operating expenses (net of reimbursements), except that yield quotations and non-standardized average annual total return calculations do not reflect any deduction for withdrawal or surrender charges. The certificates are not currently subject to a charge for state premium taxes. Cumulative total return is calculated by finding the cumulative rates of return of the Hypothetical Initial Investment over various periods, according to the following formula and then expressing that as a percentage: C = (ERV/P) - 1 Where: C = Cumulative total return ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period P= A hypothetical initial payment of $1,000

Performance Comparisons

The performance of each of the subaccounts may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds or series of mutual funds, with investment objectives similar to each of the portfolios in which the subaccounts invest. Such comparisons may be made by use of independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis, ranking such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but excluding sales charges, redemption fees or certain expense deductions at the separate account level. Some rankings are based on total returns adjusted for withdrawal or surrender charges or may consider the effects of market risk on total return performance.

Companies providing rankings that may be used in advertisements and sales literature include Lipper Analytical Services, Inc., Morningstar, Inc. and the Variable Annuity Research and Data Service.

In addition, each subaccount's performance may be compared in advertisements and sales literature to various benchmarks including but not limited to various Standard & Poor's indexes and Barra growth and value subdivisions thereof, Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index, Russell Indexes and growth and value subdivisions thereof, Merrill Lynch High Yield Master Index, the Wilshire Small Cap Index and the Lehman Brothers Aggregate Bond Index.

The portfolios may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made in tax-deferred retirement plans and may illustrate in graph or chart form or otherwise, the benefit of dollar cost averaging by comparing investments made pursuant to a systematic investment plan.

The portfolios may also, from time to time, illustrate the concepts of asset allocation by use of hypothetical case studies representing various life cycles and/or risk levels of a certificate owner.

Legal and accounting

All matters relating to Nebraska law pertaining to the certificates, including the validity of the certificates and our authority to issue the certificates, have been passed upon by Mark Theisen, Esquire,

The Society's statutory-basis financial statements and schedules for 2004 have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, IA 50309-2764. Ernst & Young LLP also audited the financial statements for the Account for the period from July 1, 2003 (date operations commenced) through December 31, 2003.

FINANCIAL STATEMENTS

Woodmen Variable Annuity Account

Financial Statements

STATUTORY-BASIS FINANCIAL STATEMENTS

Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society Years Ended December 31, 2004, 2003 and 2002

STATUTORY-BASIS FINANCIAL STATEMENTS

Part C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)(1) Financial Statements

All required financial statements are included in Part B of this filing.

(a)(2) Financial Statement Schedules (filed herewith)

      Schedule I--Summary of Investments

      Schedule III--Supplementary Insurance Information

      Schedule IV--Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b) Exhibits

---------------------------------------------------------------------------------------------------------------------------
(1)              Certified resolution of the board of directors of    Incorporated herein by reference from the Initial
                 Woodmen the World and/or Omaha. Woodmen Life         Filing of this of Registration Statement (File No
                 Insurance Society("Woodmen") establishing Woodmen    333-101231) as filed with the Securities and
                 Variable Annuity Account (the "Account")             Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(2)              Not Applicable.
---------------------------------------------------------------------------------------------------------------------------
(3)              Form of Distribution Agreement between Woodmen and   Incorporated herein by reference from the Initial
                 Woodmen Financial Services, Inc                      Filing of this of Registration Statement (File No
                                                                      333-101231)as filed with the Securities and Exchange
                                                                      Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(4)(a)           Form of Variable Annuity Certificate                 Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
(4)(b)           Form of IRA endorsement                              Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(4)(c)           Form of Roth IRA endorsement                         Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(4)(d)           Form of Simple rider                                 Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(4)(e)           Form of 403(b) TSA                                   Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(5)(a)           Certificate Application                              Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(5)(b)           Form of IRA disclosure                               Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(5)(c)           Form of Roth IRA disclosure                          Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(5)(d)           Form of Simple disclosure                            Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(6)              Woodmen's Articles of Incorporation, Constitution    Incorporated herein by reference from
                 and Laws                                             post-effective amendment number 1 (File No
                                                                      333-101231 filed April 29, 2004)
---------------------------------------------------------------------------------------------------------------------------
(7)              Not Applicable.
---------------------------------------------------------------------------------------------------------------------------
(8)(a)           Form of Participation Agreement (Summit)             Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
(8)(b)           Form of Participation Agreement (Fidelity)           Incorporated herein by reference from the filing of
                                                                      this of Registration Statement (File No 333-101231)
                                                                      as filed with the Securities and Exchange
                                                                      Commission on May 16, 2003
---------------------------------------------------------------------------------------------------------------------------
(8)(c)           Form of Services Agreement (Summit)                  Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(8)(d)           Form of Services Agreement(Fidelity)                 Incorporated herein by reference from the filing of
                                                                      this of Registration Statement (File No 333-101231)
                                                                      as filed with the Securities and Exchange
                                                                      Commission on May 16, 2003
---------------------------------------------------------------------------------------------------------------------------
(8)(e)           Participation Agreement 1/12/04 (PIMCO)              Incorporated herein by reference from
                                                                      post-effective amendment number 1 (File No
                                                                      333-101231 filed April 29, 2004)
---------------------------------------------------------------------------------------------------------------------------
(8)(f)           Services Agreement 1/12/04 (PIMCO)                   Incorporated herein by reference from
                                                                      post-effective amendment number 1 (File No
                                                                      333-101231 filed April 29, 2004)
---------------------------------------------------------------------------------------------------------------------------
(9)              Opinion and Consent of Mark Theisen                  Incorporated herein by reference from the Initial
                                                                      Filing of this of Registration Statement (File No
                                                                      333-101231) as filed with the Securities and
                                                                      Exchange Commission on November 15, 2002
---------------------------------------------------------------------------------------------------------------------------
(10)(a)          Consent of Ernst & Young                             To be Filed contemporaneously with the registration
                                                                      statement containing the depositor's audited
                                                                      financials
---------------------------------------------------------------------------------------------------------------------------
(10)(b)          Statement regarding Arthur Andersen                  Incorporated herein by reference from
                                                                      post-effective amendment number 1 (File No
                                                                      333-101231 filed April 29, 2004)
---------------------------------------------------------------------------------------------------------------------------
(11)             Not Applicable.
---------------------------------------------------------------------------------------------------------------------------
(12)             Not Applicable.
---------------------------------------------------------------------------------------------------------------------------
                 Power of Attorney                                    Power from Lucia Taylor-McCoy incorporated herein
                                                                      by reference from post-effective amendment number 1
                                                                      (File No 333-101231 filed April 29, 2004)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                 Powers of Attorney                                   Other Powers of Attorney incorporated herein by
                                                                      reference from the Initial Filing of this of
                                                                      Registration Statement (File No 333-101231) as filed
                                                                      with the Securities and Exchange Commission on
                                                                      November 15, 2002
---------------------------------------------------------------------------------------------------------------------------

Item 25   Directors and Officers of the Depositor

NAME AND                                        TITLE
PRINCIPAL BUSINESS
ADDRESS*
James L. Mounce           CEO, President and Chairman of the Board
James W. Bridges Jr.      Executive Vice President Fraternal and Director
Danny E. Cummins          Secretary, Executive Vice President Operations, Director
Mark D. Theisen           Treasurer, Executive Vice President Finance, Director, Chief Compliance
                          Officer
Joseph J. Hromadka        Vice President
James R. Day              Vice President
Cathy R. Tichy            Vice President
Scott Darling             Vice President
Robert Rubio              Vice President
Mark L. Schrier           Vice President
Desi P. Doise             Vice President
Steven B. Jones           Vice President
Robert Maher              Vice President
William C. Owen           Director
Thomas T. Gallion         Director
J. Carroll Shealey        Director
Betty H. Brown            Director
Wayne Graham              Director
Daniel W. Rice III        Director
Lucia Taylor-McCoy        Director

* Unless otherwise indicated, the principal business address of each person is Woodmen of the World and/or Omaha Woodmen Life Insurance Society 1700 Farnam Street, Omaha, NE 68102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of Woodmen of the World and/or Omaha Woodmen Life Insurance Society, the Depositor, established by the Board of Directors of the Depositor in 2001 pursuant to the laws of the State of Nebraska. The Depositor is a fraternal benefit society organized under the laws of the State of Nebraska and is owned by and operated for its members. It has no shareholders and is not subject to the control of any affiliated persons. Depositor controls its wholly-owned direct subsidiary, WFS Holdings, Inc., a Nebraska corporation that is a holding company with no independent operations; WFS Holdings, Inc. controls its wholly-owned subsidiary, Woodmen Financial Services, Inc, a Nebraska corporation that is a broker-dealer and principal underwriter hereunder. WFS Holdings also controls two other wholly-owned subsidiaries, Woodmen Insurance Agency, Inc. and Woodmen Mortgage Services, Inc. All are located at 1700 Farnam Street, Omaha, NE 68102.

ITEM 27.  NUMBER OF CERTIFICATE HOLDERS

As of December 31, 2004, 443 Certificates have been sold.

ITEM 28.  INDEMNIFICATION

Article 3 section 6 of the Constitution and Laws of Woodmen of the World and/or Omaha Woodmen Life Insurance Society contains provisions governing the indemnification of officers and employees of the depositor it provides:

"INDEMNIFICATION OF OFFICERS AND EMPLOYEES. Every officer or employee and every former officer or employee of the Society shall be indemnified against losses or judgments assessed against him by a court of competent jurisdiction and for expenses actually and reasonably incurred by him in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made a party by reason of serving this Society, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be guilty of fraud, gross negligence or malfeasance in the performance of duty. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Woodmen Financial Services, Inc. is the Registrant's principal underwriter and is scheduled to be the underwriter for additional certificates to be issued by other separate accounts of Woodmen.

(b)   Officers and Managers of Woodmen Financial Services, Inc.

NAME AND PRINCIPAL
BUSINESS ADDRESS*                   POSITIONS AND OFFICES

Desi Doise                          CEO, Chairman of the Board and Director
Paul M. Stadler                     President, Director
Mark Theisen                        Secretary, Director
James L. Mounce                     Director
Robert Maher                        Director
Agatha Robinson                     Vice President
Joseph Wreschnig                    Vice President
James Collier                       Treasurer
John Bock                           Chief Compliance Officer

* The principal business address of all of the persons listed above is Woodmen of the World and/or Omaha Woodmen Life Insurance Society, 1700 Farnam Street, Omaha, NE 68102.

(c) the following information shows all commissions and other compensation received by the sole underwriter, Woodmen Financial Services, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year: Net Underwriting Discounts and Commission Compensation on Redemption - NA. Brokerage Commissions (Gross) - $365,329- Compensation - $42,876 (net)

ITEM 30.  LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Woodmen at its home office located at 1700 Farnam Street, Omaha, NE 68102.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Certificates offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Woodmen for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Woodmen at the address or phone number listed in the prospectus.

(d) Woodmen represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that Woodmen will comply with paragraphs numbered (1) through (4) of that letter.

(e) Woodmen of the World and/or Omaha Woodmen Life Insurance Society represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Woodmen Variable Annuity Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Omaha and State of Nebraska, on this 22nd day of February, 2005

Woodmen Variable Annuity Account (Registrant)

By:    Woodmen of the World Life Insurance Society/Omaha Woodmen Life Insurance
Society (Depositor, on behalf of itself and Registrant)

By: /s/James L. Mounce
   --------------------------
    James L. Mounce
    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha and State of Nebraska on the 22nd day of February, 2005:

By:      Woodmen of the World Life Insurance Society/Omaha Woodmen Life
Insurance Society (Depositor)

By:  /s/James L. Mounce
    ----------------------------------------
     James L. Mounce
     President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed on the 22nd day of February 2005 by the following directors and officers of Depositor in the capacities indicated:

     /s/James L. Mounce        (Principal Executive Officer)
------------------------------
James L. Mounce, President and Chief Executive Officer

     /s/ Mark D. Theisen        (Principal Financial Officer)
------------------------------
Mark D. Theisen, Treasurer, Executive Vice President and Chief Financial Officer

     /s/ Steven B. Jones        (Principal Accounting Officer)
------------------------------
Steven B. Jones

All of the Board of Directors of Woodmen of the World and/or Omaha Woodmen Life Insurance Society*

James L. Mounce                    Chairman of the Board
Mark D. Theisen                    Director
William C. Owen                    Director
Thomas T. Gallion                  Director
J. Carroll Shealey                 Director
Betty H. Brown                     Director
Wayne Graham                       Director
Daniel W. Rice III                 Director
James W. Bridges, Jr.              Director
Danny E. Cummins                   Director
Stephen W. Mellor                  Director
Lucia Taylor-McCoy                 Director

*James L. Mounce, by signing his name hereto, does hereby sign this document on behalf of himself and each of the above-named Woodmen of the World and/or Omaha Woodmen Life Insurance Society pursuant to powers of attorney duly executed by such persons.

/s/James L. Mounce
----------------------------------------------------------- February 22, 2005
James L. Mounce
Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT        DESCRIPTION
-------------  -------------------------------------
(a)(2)         Supplementary Schedules.

                                          Page

Report of Independent Auditors on Schedules:

II-3 Schedule I - Summary of Investments Other Than Investments in Related Parties as of December 31, 2004

II-4 Schedule III - Supplementary Insurance Information as of December 31, 2004, 2003 and 2002 and for each of the years then ended

II-5 Schedule IV - Reinsurance as of December 31, 2004, 2003 and 2002 and for each of the years then ended

II-7 All other schedules, other than those listed above, are omitted because the information is not required or because the information is included in the Financial Statements or Notes to Financial Statements.